Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 86.03%
ASSET-BACKED SECURITIES — 9.90%**
321 Henderson Receivables VI LLC
Series 2010-1A, Class B
9.31%	07/15/61	[1]	$307,689	$359,069
Apidos CLO XXII, Series 2015-22A,
Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.06%)
2.20%	04/20/31	[1,2,3]	5,000,000	4,881,490
ARES XXIX CLO Ltd., Series 2014-1A,
Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
2.32%	04/17/26	[1,2,3]	1,217,890	1,217,481
Babson CLO Ltd., Series 2044-1A,
Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
2.29%	07/20/25	[1,2,3]	654,713	652,815
Barings BDC Static CLO Ltd.,
Series 2019-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.02%)
2.24%	04/15/27	[1,2,3]	3,536,717	3,523,833
Barings BDC Static CLO Ltd.,
Series 2019-1A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
2.87%	04/15/27	[1,2,3]	2,400,000	2,345,400
Barings CLO Ltd., Series 2018-3A,
Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
2.09%	07/20/29	[1,2,3]	6,850,000	6,757,223
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
0.74%	01/25/35	[1,3]	506,582	469,882
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
0.63%	04/25/35	[1,3]	893,983	813,413
BlueMountain CLO Ltd., Series 2013-1A,
Class A1R2 (Cayman Islands)
(LIBOR USD 3-Month plus 1.23%)
2.37%	01/20/29	[1,2,3]	3,962,792	3,920,841
BlueMountain CLO Ltd., Series 2015-1A,
Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.33%)
2.64%	04/13/27	[1,2,3]	2,096,910	2,094,758
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
1.16%	02/25/30	[3]	25,311	25,030

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
CIT Education Loan Trust, Series 2007-1,
Class A
(LIBOR USD 3-Month plus 0.09%)
0.39%	03/25/42	[1,3]	$2,520,269	$2,234,413
CIT Education Loan Trust, Series 2007-1,
Class B
(LIBOR USD 3-Month plus 0.30%)
0.60%	06/25/42	[1,3]	2,252,704	1,852,906
Corevest American Finance Trust,
Series 2019-1, Class XA (IO)
2.35%	03/15/52	[1,4]	24,478,311	1,957,714
Corevest American Finance Trust,
Series 2019-3, Class XA (IO)
2.19%	10/15/52	[1,4]	8,111,431	690,543
Corevest American Finance Trust,
Series 2020-1, Class A2
2.30%	03/15/50	[1]	5,197,000	4,945,756
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
1.21%	11/15/28	[1,2,3]	7,500,000	7,381,425
Eaton Vance CLO Ltd., Series 2013-1A,
Class A1RR (Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
2.38%	01/15/28	[1,2,3]	4,200,000	4,134,984
ECMC Group Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.35%)
1.53%	07/26/66	[1,3]	15,247,535	14,642,837
ECMC Group Student Loan Trust,
Series 2017-2A, Class A
(LIBOR USD 1-Month plus 1.05%)
1.23%	05/25/67	[1,3]	14,143,607	13,768,135
Edsouth Indenture No. 3 LLC, Series 2012-2,
Class A
(LIBOR USD 1-Month plus 0.73%)
0.91%	04/25/39	[1,3]	115,528	110,419
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
0.98%	04/26/32	[1,3]	3,465,000	3,331,288
Educational Funding of the South, Inc.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
1.23%	03/25/36	[3]	69,328	67,369
EFS Volunteer No. 2 LLC, Series 2012-1,
Class A2
(LIBOR USD 1-Month plus 1.35%)
1.53%	03/25/36	[1,3]	2,734,457	2,667,650

June 2020 / 1

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Flagship CLO VIII Ltd., Series 2014-8A,
Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
2.03%	01/16/26	[1,2,3]	$3,252,549	$3,238,875
GCO Education Loan Funding Trust II,
Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
0.83%	08/27/46	[1,3]	2,530,493	2,347,324
Global SC Finance II SRL, Series 2014-1A,
Class A2 (Barbados)
3.09%	07/17/29	[1,2]	1,037,167	1,019,134
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
0.81%	08/25/42	[3]	400,803	349,396
GoldenTree Loan Management U.S. CLO 1,
Ltd., Series 2017-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
2.09%	04/20/29	[1,2,3]	4,650,000	4,568,393
Higher Education Funding I,
Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
1.41%	05/25/34	[1,3]	1,468,811	1,455,482
J.G. Wentworth XXXVII LLC,
Series 2016-1A, Class A
3.41%	06/15/67	[1]	6,568,784	7,016,206
J.G. Wentworth XXXVIII LLC,
Series 2017-1A, Class A
3.99%	08/16/60	[1]	3,513,739	3,946,828
LCM XXI LP, Series 21A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.88%)
2.02%	04/20/28	[1,2,3]	3,575,000	3,502,964
Limerock CLO III LLC, Series 2014-3A,
Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
2.34%	10/20/26	[1,2,3]	2,489,152	2,483,320
Magnetite XVIII Ltd., Series 2016-18A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
1.47%	11/15/28	[1,2,3]	2,550,000	2,509,429
Morgan Stanley ABS Capital I Trust,
Series 2006-HE4, Class A4
(LIBOR USD 1-Month plus 0.24%)
0.42%	06/25/36	[3]	12,890,216	8,585,421
Nelnet Student Loan Trust, Series 2006-2,
Class B
(LIBOR USD 3-Month plus 0.20%)
1.19%	01/25/38	[3]	3,073,152	2,491,013

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Series 2007-1,
Class A3
(LIBOR USD 3-Month plus 0.07%)
0.43%	05/27/25	[3]	$955,606	$948,154
Nelnet Student Loan Trust, Series 2012-5A,
Class A
(LIBOR USD 1-Month plus 0.60%)
0.78%	10/27/36	[1,3]	105,380	102,263
Nelnet Student Loan Trust, Series 2014-4A,
Class A2
(LIBOR USD 1-Month plus 0.95%)
1.13%	11/25/48	[1,3]	1,865,000	1,651,858
Nelnet Student Loan Trust, Series 2015-1A,
Class A
(LIBOR USD 1-Month plus 0.59%)
0.77%	04/25/46	[1,3]	2,066,806	1,998,814
Nelnet Student Loan Trust, Series 2015-3A,
Class A3
(LIBOR USD 1-Month plus 0.90%)
1.08%	06/25/54	[1,3]	11,000,000	10,400,634
Northstar Education Finance, Inc.,
Series 2007-1, Class A2
(LIBOR USD 3-Month plus 0.75%)
1.64%	01/29/46	[3]	111,137	109,161
Octagon Investment Partners 25 Ltd.,
Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
1.94%	10/20/26	[1,2,3]	4,910,000	4,864,190
Palmer Square Loan Funding Ltd.,
Series 2019-4A, Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.92%	10/24/27	[1,2,3]	3,993,373	3,929,878
Palmer Square Loan Funding Ltd.,
Series 2020-2A, Class A2 (Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
2.66%	04/20/28	[1,2,3]	4,000,000	3,882,080
PHEAA Student Loan Trust, Series 2013-3A,
Class A
(LIBOR USD 1-Month plus 0.75%)
0.93%	11/25/42	[1,3]	3,322,798	3,112,679
SLC Student Loan Trust I, Series 2002-2,
Class B2
(28 Day Auction Rate plus 0.00%)
1.61%	07/01/42	[1,3]	150,000	133,095
SLC Student Loan Trust, Series 2004-1,
Class B
(LIBOR USD 3-Month plus 0.29%)
0.68%	08/15/31	[3]	502,313	426,602
SLC Student Loan Trust, Series 2005-3,
Class A4
(LIBOR USD 3-Month plus 0.15%)
0.46%	12/15/39	[3]	13,800,000	12,549,783

2 /  June 2020

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust, Series 2008-1,
Class A4A
(LIBOR USD 3-Month plus 1.60%)
1.91%	12/15/32	[3]	$2,922,223	$2,926,720
SLM Student Loan Trust, Series 2003-12,
Class B
(LIBOR USD 3-Month plus 0.59%)
0.90%	03/15/38	[3]	4,573,510	4,041,878
SLM Student Loan Trust, Series 2003-4,
Class A5D
(LIBOR USD 3-Month plus 0.75%)
1.06%	03/15/33	[1,3]	2,191,520	2,075,383
SLM Student Loan Trust, Series 2003-7,
Class B
(LIBOR USD 3-Month plus 0.57%)
0.88%	09/15/39	[3]	3,234,381	2,905,637
SLM Student Loan Trust, Series 2004-10,
Class B
(LIBOR USD 3-Month plus 0.37%)
1.36%	01/25/40	[3]	9,301,172	8,138,720
SLM Student Loan Trust, Series 2004-2,
Class B
(LIBOR USD 3-Month plus 0.47%)
1.46%	07/25/39	[3]	560,156	499,789
SLM Student Loan Trust, Series 2005-3,
Class B
(LIBOR USD 3-Month plus 0.15%)
1.14%	04/25/40	[3]	3,091,281	2,683,156
SLM Student Loan Trust, Series 2006-8,
Class B
(LIBOR USD 3-Month plus 0.23%)
1.22%	01/25/41	[3]	3,499,756	3,129,659
SLM Student Loan Trust, Series 2007-2,
Class B
(LIBOR USD 3-Month plus 0.17%)
1.16%	07/25/25	[3]	12,800,000	10,019,572
SLM Student Loan Trust, Series 2007-3,
Class A4
(LIBOR USD 3-Month plus 0.06%)
1.05%	01/25/22	[3]	177,082	166,040
SLM Student Loan Trust, Series 2007-3,
Class B
(LIBOR USD 3-Month plus 0.15%)
1.14%	01/25/28	[3]	12,800,000	9,612,427
SLM Student Loan Trust, Series 2007-7,
Class B
(LIBOR USD 3-Month plus 0.75%)
1.74%	10/27/70	[3]	2,195,000	1,941,963
SLM Student Loan Trust, Series 2007-8,
Class B
(LIBOR USD 3-Month plus 1.00%)
1.99%	04/27/83	[3]	4,382,007	3,864,389

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-2,
Class A3
(LIBOR USD 3-Month plus 0.75%)
1.74%	04/25/23	[3]	$13,417,386	$12,521,307
SLM Student Loan Trust, Series 2008-2,
Class B
(LIBOR USD 3-Month plus 1.20%)
2.19%	01/25/83	[3]	1,000,000	847,603
SLM Student Loan Trust, Series 2008-3,
Class B
(LIBOR USD 3-Month plus 1.20%)
2.19%	04/26/83	[3]	710,000	645,105
SLM Student Loan Trust, Series 2008-4,
Class A4
(LIBOR USD 3-Month plus 1.65%)
2.64%	07/25/22	[3]	1,157,350	1,130,021
SLM Student Loan Trust, Series 2008-4,
Class B
(LIBOR USD 3-Month plus 1.85%)
2.84%	04/25/73	[3]	710,000	618,243
SLM Student Loan Trust, Series 2008-5,
Class A4
(LIBOR USD 3-Month plus 1.70%)
2.69%	07/25/23	[3]	5,783,101	5,693,832
SLM Student Loan Trust, Series 2008-5,
Class B
(LIBOR USD 3-Month plus 1.85%)
2.84%	07/25/73	[3]	7,315,000	6,009,398
SLM Student Loan Trust, Series 2008-6,
Class A4
(LIBOR USD 3-Month plus 1.10%)
2.09%	07/25/23	[3]	8,883,962	8,463,267
SLM Student Loan Trust, Series 2008-6,
Class B
(LIBOR USD 3-Month plus 1.85%)
2.84%	07/26/83	[3]	710,000	592,998
SLM Student Loan Trust, Series 2008-7,
Class B
(LIBOR USD 3-Month plus 1.85%)
2.84%	07/26/83	[3]	820,000	720,957
SLM Student Loan Trust, Series 2008-8,
Class A4
(LIBOR USD 3-Month plus 1.50%)
2.49%	04/25/23	[3]	1,469,811	1,460,426
SLM Student Loan Trust, Series 2008-8,
Class B
(LIBOR USD 3-Month plus 2.25%)
3.24%	10/25/75	[3]	735,000	711,384
SLM Student Loan Trust, Series 2008-9,
Class A
(LIBOR USD 3-Month plus 1.50%)
2.49%	04/25/23	[3]	2,050,955	2,007,118

June 2020 / 3

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-9,
Class B
(LIBOR USD 3-Month plus 2.25%)
3.24%	10/25/83	[3]	$7,235,000	$6,899,446
SLM Student Loan Trust, Series 2009-3,
Class A
(LIBOR USD 1-Month plus 0.75%)
0.93%	01/25/45	[1,3]	7,971,601	7,257,731
SLM Student Loan Trust, Series 2011-2,
Class A2
(LIBOR USD 1-Month plus 1.20%)
1.38%	10/25/34	[3]	4,035,000	3,940,092
SLM Student Loan Trust, Series 2012-1,
Class A3
(LIBOR USD 1-Month plus 0.95%)
1.13%	09/25/28	[3]	852,102	808,790
SLM Student Loan Trust, Series 2012-2,
Class A
(LIBOR USD 1-Month plus 0.70%)
0.88%	01/25/29	[3]	1,255,378	1,166,672
SLM Student Loan Trust, Series 2012-7,
Class A3
(LIBOR USD 1-Month plus 0.65%)
0.83%	05/26/26	[3]	3,210,640	2,947,057
SLM Student Loan Trust, Series 2012-7,
Class B
(LIBOR USD 1-Month plus 1.80%)
1.98%	09/25/43	[3]	2,200,000	1,838,155
SLM Student Loan Trust, Series 2013-4,
Class A
(LIBOR USD 1-Month plus 0.55%)
0.73%	06/25/43	[3]	1,150,943	1,102,154
SLM Student Loan Trust, Series 2014-1,
Class A3
(LIBOR USD 1-Month plus 0.60%)
0.78%	02/26/29	[3]	1,150,028	1,062,017
Store Master Funding, Series 2019-1,
Class A2
3.65%	11/20/49	[1]	4,218,732	4,045,786
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61%	01/16/46	[1]	1,645,384	1,843,186
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97%	08/15/36	[1]	1,121,901	1,318,650
TCI-Flatiron CLO Ltd., Series 2016-1A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
2.35%	07/17/28	[1,2,3]	6,300,000	6,223,736

Total Asset-Backed Securities
(Cost $320,554,205)				306,350,114

Issues	Maturity Date		Principal Amount	Value
BANK LOANS — 1.43%*
Automotive — 0.02%
Panther BF Aggregator 2 LP
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.68%	04/30/26	[3]	$595,500	$569,447

Communications — 0.40%
CenturyLink, Inc.,
Term Loan A, 1st Lien
(LIBOR plus 2.00%)
2.18%	01/31/25	[3]	975,000	936,000
CenturyLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.43%	03/15/27	[3]	248,750	235,397
CommScope, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.43%	04/04/26	[3]	992,500	943,704
Connect Finco SARL,
Term Loan B
(LIBOR plus 4.50%)
5.50%	12/12/26	[3]	2,992,500	2,826,057
CSC Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.43%	01/15/26	[3]	1,481,250	1,407,854
Frontier Communications Corp.,
Term Loan B, 1st Lien
(PRIME plus 2.75%)
6.00%	06/17/24	[3]	7,456	7,292
(LIBOR plus 3.75%)
5.35%	06/17/24	[3]	2,231,035	2,182,031
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.93%	03/01/27	[3]	500,000	474,465
T-Mobile USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.18%	04/01/27	[3]	2,080,000	2,079,054
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.18%	03/09/27	[3]	1,246,875	1,187,586

				12,279,440

Consumer Discretionary — 0.02%
Reynolds Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.92%	02/06/23	[3]	794,119	760,710

4 /  June 2020

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Electric — 0.02%
Homer City Generation LP,
Term Loan B, 1st Lien[5]
(LIBOR plus 11.00%)
12.95%	04/05/23	[3,6,7,8]	$704,156	$531,638
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.93%	12/31/25	[3]	232,559	225,022
1.94%	12/31/25	[3]	55,852	54,042

				810,702

Finance — 0.19%
Avolon TLB Borrower 1 US LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.50%	01/15/25	[3]	175,812	164,264
Delos Finance SARL,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
2.06%	10/06/23	[3]	5,956,840	5,720,413

				5,884,677

Food — 0.03%
Hostess Brands LLC,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.00%	08/03/25	[3]	282,782	273,733
3.01%	08/03/25	[3]	761,954	737,572

				1,011,305

Health Care — 0.38%
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50%	03/01/24	[3]	500,000	481,977
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.75%	02/04/27	[3]	3,900,000	3,729,375
Gentiva Health Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
3.44%	07/02/25	[3]	1,444,118	1,404,405
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.11%	11/15/27	[3]	248,750	240,184
MPH Acquisition Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.20%	06/07/23	[3]	350,000	333,763

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
U.S. Renal Care, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
5.19%	06/26/26	[3]	$1,687,250	$1,627,960
Valeant Pharmaceuticals International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.19%	06/02/25	[3]	3,941,677	3,842,169

				11,659,833

Industrials — 0.11%
Berry Plastics Group, Inc.,
Term Loan Y, 1st Lien
(LIBOR plus 2.00%)
2.18%	07/01/26	[3]	1,487,487	1,426,225
Liqui-Box Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.50%	02/26/27	[3]	1,750,000	1,483,125
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
2.43%	05/30/25	[3]	497,500	449,422

				3,358,772

Information Technology — 0.12%
Broadcom, Inc.,
Delayed-Draw Term Loan A3
(LIBOR plus 1.13%)
1.30%	11/04/22	[3]	1,250,000	1,246,094
IQVIA, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
2.50%	03/07/24	[3]	675,505	656,929
IQVIA, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.06%	06/11/25	[3]	983,731	957,706
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.93%	04/16/25	[3]	470,535	452,229
SS&C Technologies, Inc.,
Term Loan B4, 1st Lien
(LIBOR plus 1.75%)
1.93%	04/16/25	[3]	330,584	317,722

				3,630,680

June 2020 / 5

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Real Estate Investment Trust (REIT) — 0.08%
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.93%	04/11/25	[3]	$2,239,300	$2,162,559
VICI Properties 1 LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.94%	12/20/24	[3]	250,000	233,673

				2,396,232

Retail — 0.02%
BC ULC/New Red Finance, Inc.,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 1.75%)
1.93%	11/19/26	[2,3]	715,700	680,005

Services — 0.04%
GFL Environmental, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.00%	05/30/25	[3]	1,240,607	1,209,592

Total Bank Loans
(Cost $45,337,851)				44,251,395

CORPORATES — 34.36%*
Banking — 3.08%
Banco Nacional de Comercio Exterior
SNC/Cayman Islands (Mexico)
3.80%	08/11/26	[1,2,4]	2,000,000	1,961,250
Bank of America Corp.
3.00%	12/20/23	[4]	1,515,000	1,592,131
Bank of America Corp. (MTN)
1.32%	06/19/26	[4]	980,000	983,559
2.88%	10/22/30	[4]	2,000,000	2,165,493
3.12%	01/20/23	[4]	544,000	563,584
4.08%	03/20/51	[4]	9,670,000	12,005,950
Comerica, Inc.
5.63%	10/01/68	[4]	2,145,000	2,182,537
Global Bank Corp. (Panama)
5.25%	04/16/29	[1,2,4]	600,000	616,500
Global Bank Corp.,
Series REGS (Panama)
5.25%	04/16/29	[2,4]	1,200,000	1,233,000
JPMorgan Chase & Co.
2.18%	06/01/28	[4]	5,000,000	5,182,216
2.52%	04/22/31	[4]	6,785,000	7,181,283
3.20%	06/15/26		3,270,000	3,632,414
Lloyds Banking Group PLC
(United Kingdom)
2.86%	03/17/23	[2,4]	5,000,000	5,152,449
3.87%	07/09/25	[2,4]	8,725,000	9,488,753

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Santander UK Group Holdings PLC
(United Kingdom)
3.37%	01/05/24	[2,4]	$3,000,000	$3,151,044
4.80%	11/15/24	[2,4]	1,545,000	1,710,935
Santander UK PLC (United Kingdom)
2.50%	01/05/21	[2]	885,000	894,271
5.00%	11/07/23	[1,2]	3,415,000	3,731,536
Wells Fargo & Co.
3.07%	04/30/41	[4]	4,000,000	4,187,933
Wells Fargo & Co. (MTN)
2.39%	06/02/28	[4]	3,665,000	3,790,348
2.57%	02/11/31	[4]	5,105,000	5,345,782
2.88%	10/30/30	[4]	2,653,000	2,838,553
5.01%	04/04/51	[4]	11,290,000	15,739,608

				95,331,129

Communications — 4.29%
AT&T, Inc.
4.30%	02/15/30		1,115,000	1,308,424
4.30%	12/15/42		2,300,000	2,551,949
4.50%	05/15/35		2,150,000	2,540,853
4.75%	05/15/46		1,875,000	2,251,352
4.80%	06/15/44		6,267,000	7,383,382
5.15%	11/15/46		2,415,000	2,995,968
5.25%	03/01/37		4,935,000	6,187,971
C&W Senior Financing DAC (Ireland)
6.88%	09/15/27	[1,2]	1,200,000	1,194,486
CCO Holdings LLC/CCO Holdings
Capital Corp.
4.50%	08/15/30	[1]	5,603,000	5,771,090
5.38%	06/01/29	[1]	3,104,000	3,278,259
CenturyLink, Inc.
4.00%	02/15/27	[1]	1,036,000	1,007,670
Charter Communications Operating LLC/
Charter Communications Operating Capital
5.38%	05/01/47		1,550,000	1,844,378
CSC Holdings LLC
5.38%	02/01/28	[1]	1,645,000	1,723,804
6.63%	10/15/25	[1]	867,000	901,937
Intelsat Jackson Holdings SA (Luxembourg)[5]
8.50%	10/15/24	[1,2,8]	6,392,000	3,907,110
9.75%	07/15/25	[1,2,8]	3,820,000	2,352,916
Koninklijke KPN NV (Netherlands)
8.38%	10/01/30	[2]	1,735,000	2,541,222
Level 3 Financing, Inc.
4.63%	09/15/27	[1]	4,187,000	4,230,314
5.25%	03/15/26		120,000	123,450
Qwest Corp.
6.75%	12/01/21		2,235,000	2,358,536
7.25%	09/15/25		955,000	1,086,313

6 /  June 2020

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
SES GLOBAL Americas Holdings GP
5.30%	03/25/44	[1]	$8,494,000	$8,471,516
Sirius XM Radio, Inc.
3.88%	08/01/22	[1]	1,379,000	1,392,942
5.50%	07/01/29	[1]	2,732,000	2,882,222
Sprint Corp.
7.88%	09/15/23		3,296,000	3,716,224
Sprint Spectrum Co. LLC/Sprint Spectrum
Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[1]	5,334,375	5,419,352
4.74%	03/20/25	[1]	9,165,000	9,979,448
Time Warner Cable LLC
5.50%	09/01/41		2,972,000	3,596,470
5.88%	11/15/40		965,000	1,199,669
T-Mobile USA, Inc.
2.55%	02/15/31	[1]	400,000	402,408
3.88%	04/15/30	[1]	2,000,000	2,229,670
4.38%	04/15/40	[1]	4,000,000	4,644,380
4.50%	02/01/26		200,000	204,220
6.00%	03/01/23		1,264,000	1,271,420
6.00%	04/15/24		7,068,000	7,243,392
6.50%	01/15/24		740,000	754,504
Virgin Media Secured Finance PLC
(United Kingdom)
5.50%	08/15/26	[1,2]	983,000	1,008,406
5.50%	05/15/29	[1,2]	4,379,000	4,583,959
Vodafone Group PLC (United Kingdom)
4.25%	09/17/50	[2]	1,460,000	1,710,860
4.88%	06/19/49	[2]	1,328,000	1,681,176
5.25%	05/30/48	[2]	4,682,000	6,124,391
Walt Disney Co. (The)
2.65%	01/13/31		3,025,000	3,219,261
3.60%	01/13/51		3,175,000	3,553,580

				132,830,854

Consumer Discretionary — 1.00%
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide, Inc.
4.90%	02/01/46		5,650,000	6,935,263
Anheuser-Busch InBev Worldwide, Inc.
4.50%	06/01/50		1,770,000	2,107,510
Bacardi Ltd. (Bermuda)
4.70%	05/15/28	[1,2]	1,180,000	1,336,389
5.15%	05/15/38	[1,2]	1,500,000	1,763,996
BAT Capital Corp.
4.54%	08/15/47		500,000	543,753
Colt Merger Sub, Inc.
6.25%	07/01/25	[1]	3,101,000	3,094,338

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
Reynolds American, Inc.
5.85%	08/15/45		$12,245,000	$15,112,655

				30,893,904

Electric — 1.79%
Alabama Power Capital Trust V
3.40%	10/01/42	[4]	1,300,000	1,235,000
Cleco Power LLC
6.00%	12/01/40		1,380,000	1,740,045
Consolidated Edison Co. of New York, Inc.
4.45%	03/15/44		1,000,000	1,218,445
Dominion Energy, Inc.
5.75%	10/01/54	[4]	2,515,000	2,566,726
Dominion Energy, Inc., Series A
3.30%	03/15/25		7,025,000	7,670,001
Duke Energy Carolinas LLC
3.70%	12/01/47		1,810,000	2,135,749
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[1]	2,700,000	2,849,341
Entergy Corp.
4.00%	07/15/22		1,750,000	1,864,790
Eskom Holdings SOC Ltd., Series REGS
(South Africa)
7.13%	02/11/25	[2]	1,000,000	930,250
Interstate Power and Light Co.
3.25%	12/01/24		6,130,000	6,680,093
ITC Holdings Corp.
3.65%	06/15/24		1,251,000	1,362,157
Metropolitan Edison Co.
4.00%	04/15/25	[1]	2,625,000	2,942,986
Mong Duong Finance Holdings BV, Series
REGS (Netherlands)
5.13%	05/07/29	[2]	900,000	909,730
Perusahaan Listrik Negara PT, Series REGS
(EMTN) (Indonesia)
6.15%	05/21/48	[2]	1,000,000	1,249,272
PNM Resources, Inc.
3.25%	03/09/21		1,073,000	1,089,138
Public Service Co. of New Mexico
3.85%	08/01/25		5,565,000	6,127,944
5.35%	10/01/21		45,000	46,483
Public Service Electric and Gas Co., Series
CC
9.25%	06/01/21		6,935,000	7,457,326
Southwestern Electric Power Co.
3.55%	02/15/22		2,625,000	2,712,192
Southwestern Electric Power Co., Series M
4.10%	09/15/28		2,190,000	2,514,061

				55,301,729

June 2020 / 7

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy — 4.07%
AES Panama SRL, Series REGS (Panama)
6.00%	06/25/22	[2]	$250,000	$252,756
Antero Resources Corp.
5.00%	03/01/25		4,237,000	2,513,071
5.13%	12/01/22		96,000	69,574
5.63%	06/01/23		2,900,000	1,856,000
BP Capital Markets America, Inc.
3.63%	04/06/30		2,510,000	2,853,944
Cheniere Energy Partners LP
5.25%	10/01/25		285,000	284,345
Enbridge Energy Partners LP
5.88%	10/15/25		2,190,000	2,616,688
Energy Transfer Operating LP
3.75%	05/15/30		1,600,000	1,594,562
5.00%	05/15/50		2,000,000	1,900,555
5.15%	03/15/45		3,826,000	3,606,147
5.50%	06/01/27		1,448,000	1,616,217
5.88%	01/15/24		1,745,000	1,946,513
EQT Corp.
3.90%	10/01/27		4,315,000	3,523,219
Exxon Mobil Corp.
2.61%	10/15/30		2,695,000	2,892,127
4.23%	03/19/40		3,235,000	3,898,791
4.33%	03/19/50		8,085,000	10,129,361
Gulfport Energy Corp.
6.38%	05/15/25		315,000	158,272
Hess Corp.
7.88%	10/01/29		1,855,000	2,244,550
KazMunayGas National Co. JSC,
Series REGS (Kazakhstan)
5.75%	04/19/47	[2]	3,443,000	4,028,848
Kinder Morgan Energy Partners LP
5.00%	08/15/42		1,090,000	1,228,363
5.80%	03/15/35		210,000	243,143
Kinder Morgan, Inc.
5.30%	12/01/34		875,000	1,018,955
Pertamina Persero PT (Indonesia)
3.10%	08/25/30	[1,2]	4,579,000	4,620,435
Petrobras Global Finance BV (Netherlands)
5.09%	01/15/30	[1,2]	3,863,000	3,835,901
Petroleos del Peru SA, Series REGS (Peru)
4.75%	06/19/32	[2]	2,088,000	2,325,113
Petroleos Mexicanos (Mexico)
1.70%	12/20/22	[2]	37,500	37,943
5.95%	01/28/31	[1,2]	920,000	759,322
6.63%	06/15/35	[2]	6,120,000	4,995,145
6.75%	09/21/47	[2]	3,815,000	2,939,953
6.95%	01/28/60	[1,2]	1,595,000	1,230,543
7.69%	01/23/50	[1,2]	743,000	622,634

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Plains All American Pipeline LP/PAA
Finance Corp.
4.50%	12/15/26		$3,755,000	$3,990,359
4.65%	10/15/25		2,695,000	2,906,234
Range Resources Corp.
4.88%	05/15/25		1,984,000	1,500,350
Rockies Express Pipeline LLC
4.80%	05/15/30	[1]	2,000,000	1,867,600
4.95%	07/15/29	[1]	1,000,000	932,842
6.88%	04/15/40	[1]	3,175,000	3,095,625
Ruby Pipeline LLC
7.00%	04/01/22	[1]	4,670,455	4,377,524
Sabine Pass Liquefaction LLC
4.20%	03/15/28		1,000,000	1,078,770
Saudi Arabian Oil Co.,
Series REGS (EMTN) (Saudi Arabia)
4.25%	04/16/39	[2]	901,000	1,007,431
Southern Co. Gas Capital Corp.
3.25%	06/15/26		2,935,000	3,143,465
Southern Gas Corridor CJSC,
Series REGS (Azerbaijan)
6.88%	03/24/26	[2]	3,626,000	4,179,429
Spectra Energy Partners LP
4.60%	06/15/21		3,335,000	3,434,053
Sunoco Logistics Partners Operations LP
5.40%	10/01/47		1,776,000	1,748,785
Targa Resources Partners LP/Targa
Resources Partners Finance Corp.
6.88%	01/15/29		1,422,000	1,492,283
TC PipeLines LP
4.38%	03/13/25		3,000,000	3,231,263
4.65%	06/15/21		2,300,000	2,354,670
TransMontaigne Partners LP/
TLP Finance Corp.
6.13%	02/15/26		1,302,000	1,261,313
Transocean Pontus Ltd. (Cayman Islands)
6.13%	08/01/25	[1,2]	1,355,205	1,192,580
Transocean Poseidon Ltd. (Cayman Islands)
6.88%	02/01/27	[1,2]	4,148,000	3,588,020
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[1,2]	722,150	667,989
USA Compression Partners LP/USA
Compression Finance Corp.
6.88%	04/01/26		1,984,000	1,921,683
6.88%	09/01/27		3,198,000	3,057,128
Williams Cos., Inc. (The)
6.30%	04/15/40		1,750,000	2,197,064

				126,069,450

8 /  June 2020

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Entertainment — 0.06%
Live Nation Entertainment, Inc.
4.75%	10/15/27	[1]	$2,000,000	$1,725,210

Finance — 4.92%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.65%	07/21/27	[2]	1,225,000	1,085,320
3.88%	01/23/28	[2]	1,090,000	983,783
3.95%	02/01/22	[2]	1,500,000	1,501,142
4.45%	12/16/21	[2]	1,750,000	1,767,734
5.00%	10/01/21	[2]	2,550,000	2,579,861
Air Lease Corp.
2.25%	01/15/23		2,000,000	1,978,514
3.50%	01/15/22		2,000,000	2,021,252
3.88%	07/03/23		2,862,000	2,914,487
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.88%	02/15/25	[1,2]	4,555,000	3,843,354
3.95%	07/01/24	[1,2]	1,035,000	915,355
5.13%	10/01/23	[1,2]	2,603,000	2,410,911
5.25%	05/15/24	[1,2]	320,000	292,986
Citigroup, Inc.
2.57%	06/03/31	[4]	6,290,000	6,514,038
3.14%	01/24/23	[4]	4,200,000	4,345,104
4.41%	03/31/31	[4]	6,745,000	8,012,807
Daimler Finance North America LLC
2.20%	10/30/21	[1]	2,815,000	2,853,749
(LIBOR USD 3-Month plus 0.90%)
1.29%	02/15/22	[1,3]	4,095,000	4,047,347
Ford Motor Credit Co. LLC
2.34%	11/02/20		3,295,000	3,282,644
2.98%	08/03/22		3,015,000	2,901,033
3.20%	01/15/21		5,970,000	5,910,300
3.34%	03/18/21		2,000,000	1,984,084
3.34%	03/28/22		7,735,000	7,535,220
(LIBOR USD 3-Month plus 0.88%)
2.19%	10/12/21	[3]	3,000,000	2,847,357
(LIBOR USD 3-Month plus 1.08%)
1.64%	08/03/22	[3]	2,555,000	2,341,862
GE Capital International Funding Co.
(Ireland)
4.42%	11/15/35	[2]	19,382,000	19,508,766
General Motors Financial Co., Inc.
3.15%	06/30/22		500,000	509,045
3.20%	07/06/21		1,235,000	1,248,900
3.45%	04/10/22		675,000	688,444
4.20%	03/01/21		1,000,000	1,012,823
4.20%	11/06/21		2,950,000	3,032,337
4.38%	09/25/21		11,995,000	12,322,182

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Goldman Sachs Group, Inc. (The)
3.80%	03/15/30		$8,575,000	$9,753,520
3.81%	04/23/29	[4]	3,115,000	3,535,066
Morgan Stanley
(LIBOR USD 3-Month plus 0.93%)
2.03%	07/22/22	[3]	8,400,000	8,444,248
Nationwide Building Society
(United Kingdom)
3.62%	04/26/23	[1,2,4]	5,000,000	5,197,940
3.77%	03/08/24	[1,2,4]	2,570,000	2,710,390
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50%	03/15/23	[1,2]	2,920,000	2,665,543
5.25%	08/15/22	[1,2]	2,175,000	2,042,609
5.50%	02/15/24	[1,2]	3,080,000	2,819,949
Raymond James Financial, Inc.
3.63%	09/15/26		1,540,000	1,712,538

				152,074,544

Food — 1.44%
JBS USA LUX SA/JBS USA
Food Co./JBS USA Finance, Inc. (Canada)
5.50%	01/15/30	[1,2]	2,505,000	2,571,858
Kraft Heinz Foods Co.
4.38%	06/01/46		7,720,000	7,585,512
4.88%	10/01/49	[1]	8,265,000	8,573,946
5.00%	06/04/42		3,015,000	3,180,908
6.88%	01/26/39		1,000,000	1,246,026
7.13%	08/01/39	[1]	1,655,000	2,086,014
Kroger Co. (The)
4.45%	02/01/47		2,520,000	3,095,803
Pilgrim’s Pride Corp.
5.88%	09/30/27	[1]	3,220,000	3,227,022
Post Holdings, Inc.
4.63%	04/15/30	[1]	1,785,000	1,750,460
5.00%	08/15/26	[1]	333,000	334,890
5.50%	12/15/29	[1]	925,000	958,124
5.75%	03/01/27	[1]	2,700,000	2,821,500
Smithfield Foods, Inc.
5.20%	04/01/29	[1]	4,690,000	5,078,401
Tyson Foods, Inc.
(LIBOR USD 3-Month plus 0.45%)
0.82%	08/21/20	[3]	2,185,000	2,185,270

				44,695,734

June 2020 / 9

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Gaming — 0.25%
Churchill Downs, Inc.
4.75%	01/15/28	[1]	$1,074,000	$1,038,896
5.50%	04/01/27	[1]	6,759,000	6,619,215

				7,658,111

Health Care — 5.64%
AbbVie, Inc.
3.25%	10/01/22	[1]	3,500,000	3,686,282
4.05%	11/21/39	[1]	1,550,000	1,815,747
4.25%	11/21/49	[1]	8,510,000	10,325,948
4.40%	11/06/42		3,655,000	4,424,561
4.45%	05/14/46		2,350,000	2,880,912
Aetna, Inc.
2.80%	06/15/23		1,382,000	1,455,505
Amgen, Inc.
4.40%	05/01/45		1,310,000	1,627,529
Anthem, Inc.
3.50%	08/15/24		2,656,000	2,923,713
3.65%	12/01/27		1,885,000	2,149,064
Bausch Health Cos., Inc. (Canada)
7.00%	03/15/24	[1,2]	2,859,000	2,972,131
Bayer U.S. Finance II LLC
3.88%	12/15/23	[1]	55,000	60,376
4.25%	12/15/25	[1]	2,005,000	2,305,275
4.38%	12/15/28	[1]	13,135,000	15,361,142
4.63%	06/25/38	[1]	2,775,000	3,390,410
4.88%	06/25/48	[1]	4,415,000	5,654,190
5.50%	08/15/25	[1]	2,000,000	2,395,091
Becton Dickinson and Co.
2.89%	06/06/22		1,043,000	1,085,982
6.70%	08/01/28		2,930,000	3,553,211
(LIBOR USD 3-Month plus 0.88%)
1.18%	12/29/20	[3]	1,500,000	1,500,124
Catalent Pharma Solutions, Inc.
5.00%	07/15/27	[1]	268,000	278,672
Centene Corp.
3.38%	02/15/30		5,000,000	5,054,740
4.25%	12/15/27		222,000	229,598
4.63%	12/15/29		6,203,000	6,559,673
5.38%	08/15/26	[1]	90,000	93,985
Cigna Corp.
3.88%	10/15/47	[1]	4,825,000	5,545,272
4.13%	11/15/25		4,380,000	5,037,317
CVS Health Corp.
5.05%	03/25/48		7,417,000	9,718,452
5.13%	07/20/45		755,000	974,303
Elanco Animal Health, Inc.
5.02%	08/28/23		6,355,000	6,700,553

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Encompass Health Corp.
4.75%	02/01/30		$4,870,000	$4,659,080
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[1]	1,015,000	1,021,656
Hartford HealthCare Corp.
5.75%	04/01/44		1,525,000	1,983,311
HCA, Inc.
4.13%	06/15/29		2,400,000	2,652,182
4.75%	05/01/23		1,000,000	1,085,442
5.00%	03/15/24		4,533,000	5,039,188
5.25%	04/15/25		2,477,000	2,842,608
5.25%	06/15/49		4,670,000	5,608,338
Humana, Inc.
2.90%	12/15/22		4,795,000	5,015,374
4.88%	04/01/30		1,500,000	1,856,947
Molina Healthcare, Inc.
4.88%	06/15/25	[1]	405,000	408,501
5.38%	11/15/22		2,317,000	2,368,495
Partners Healthcare System, Inc.,
Series 2020
3.34%	07/01/60		3,350,000	3,600,136
Tenet Healthcare Corp.
4.63%	09/01/24	[1]	2,593,000	2,564,681
4.88%	01/01/26	[1]	4,617,000	4,502,822
5.13%	11/01/27	[1]	6,500,000	6,432,400
UnitedHealth Group, Inc.
2.90%	05/15/50		1,265,000	1,338,543
3.70%	08/15/49		2,215,000	2,637,284
Zimmer Biomet Holdings, Inc.
3.55%	03/20/30		8,315,000	8,998,350

				174,375,096

Industrials — 1.49%
Amcor Finance USA, Inc.
3.63%	04/28/26		2,125,000	2,314,739
Ardagh Packaging Finance PLC/Ardagh
Holdings USA, Inc. (Ireland)
4.13%	08/15/26	[1,2]	5,100,000	5,043,135
BAE Systems Holdings, Inc.
2.85%	12/15/20	[1]	1,895,000	1,907,561
Ball Corp.
4.00%	11/15/23		1,000,000	1,046,250
Berry Global, Inc.
4.88%	07/15/26	[1]	675,000	685,830
Clean Harbors, Inc.
4.88%	07/15/27	[1]	3,000,000	3,087,570
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.48%)
0.87%	08/15/36	[3]	10,370,000	6,711,901

10 /  June 2020

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
General Electric Co., Series A (MTN)
6.75%	03/15/32		$3,690,000	$4,492,880
Graphic Packaging International LLC
4.75%	07/15/27	[1]	1,600,000	1,704,000
4.88%	11/15/22		500,000	518,007
Heathrow Funding Ltd. (United Kingdom)
4.88%	07/15/21	[1,2]	700,000	719,306
Mauser Packaging Solutions Holding Co.
5.50%	04/15/24	[1]	285,000	280,543
PowerTeam Services LLC
9.03%	12/04/25	[1]	4,728,000	4,824,908
Sealed Air Corp.
4.00%	12/01/27	[1]	2,885,000	2,899,425
5.25%	04/01/23	[1]	1,000,000	1,049,105
5.50%	09/15/25	[1]	2,063,000	2,240,829
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)
7.75%	04/15/26	[1,2]	1,670,000	1,588,554
Trivium Packaging Finance BV (Netherlands)
5.50%	08/15/26	[1,2]	4,787,000	4,874,935

				45,989,478

Information Technology — 1.05%
Broadcom Corp./Broadcom Cayman
Finance Ltd.
3.63%	01/15/24		3,500,000	3,767,506
Broadcom, Inc.
3.13%	10/15/22	[1]	1,500,000	1,563,691
3.63%	10/15/24	[1]	1,175,000	1,276,999
Change Healthcare Holdings LLC/Change
Healthcare Finance, Inc.
5.75%	03/01/25	[1]	980,000	972,650
Dell International LLC/EMC Corp.
4.42%	06/15/21	[1]	2,410,000	2,477,570
Fiserv, Inc.
2.65%	06/01/30		3,025,000	3,212,053
Intel Corp.
3.73%	12/08/47		7,560,000	9,075,749
NXP BV/NXP Funding LLC (Netherlands)
3.88%	09/01/22	[1,2]	300,000	317,268
4.13%	06/01/21	[1,2]	2,447,000	2,520,575
4.63%	06/15/22	[1,2]	5,135,000	5,471,854
4.63%	06/01/23	[1,2]	795,000	871,143
SS&C Technologies, Inc.
5.50%	09/30/27	[1]	850,000	866,316

				32,393,374

Insurance — 0.71%
Aon Corp.
2.80%	05/15/30		3,000,000	3,214,359

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
Berkshire Hathaway Finance Corp.
4.25%	01/15/49		$2,480,000	$3,191,802
Farmers Exchange Capital
7.20%	07/15/48	[1]	150,000	199,837
Farmers Exchange Capital II
6.15%	11/01/53	[1,4]	2,500,000	3,043,750
Farmers Insurance Exchange
4.75%	11/01/57	[1,4]	3,800,000	3,862,814
8.63%	05/01/24	[1]	942,000	1,119,270
Nationwide Mutual Insurance Co.
2.60%	12/15/24	[1,4]	3,825,000	3,810,732
Teachers Insurance & Annuity
Association of America
4.38%	09/15/54	[1,4]	3,425,000	3,639,063

				22,081,627

Materials — 0.63%
Corp. Nacional del Cobre de Chile,
Series REGS (Chile)
3.15%	01/14/30	[2]	3,998,000	4,175,871
3.63%	08/01/27	[2]	1,850,000	1,988,750
Indonesia Asahan Aluminum Persero PT
(Indonesia)
6.53%	11/15/28	[1,2]	5,708,000	6,778,426
International Flavors & Fragrances, Inc.
5.00%	09/26/48		4,525,000	5,287,720
Sasol Financing USA LLC
5.88%	03/27/24		1,200,000	1,074,000
Volcan Cia. Minera SAA, Series REGS
(Peru)
5.38%	02/02/22	[2]	300,000	286,045

				19,590,812

Real Estate Investment Trust (REIT) — 1.96%
American Campus Communities
Operating Partnership LP
3.63%	11/15/27		2,246,000	2,313,802
Boston Properties LP
3.25%	01/30/31		3,035,000	3,280,076
CyrusOne LP/CyrusOne Finance Corp.
2.90%	11/15/24		4,185,000	4,401,941
3.45%	11/15/29		11,930,000	12,424,102
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/30		1,175,000	1,170,594
5.30%	01/15/29		2,280,000	2,492,108
5.38%	04/15/26		2,680,000	2,934,345
5.75%	06/01/28		6,241,000	6,893,840
Healthcare Realty Trust, Inc.
3.75%	04/15/23		4,146,000	4,319,481
3.88%	05/01/25		2,190,000	2,351,892

June 2020 / 11

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Healthpeak Properties, Inc.
4.25%	11/15/23		$121,000	$131,843
Hudson Pacific Properties LP
3.95%	11/01/27		2,500,000	2,594,979
MGM Growth Properties Operating
Partnership LP/MGP Finance Co.-Issuer, Inc.
5.63%	05/01/24		625,000	648,516
Piedmont Operating Partnership LP
3.40%	06/01/23		4,520,000	4,595,202
Post Apartment Homes LP
3.38%	12/01/22		90,000	94,386
SL Green Operating Partnership LP
(LIBOR USD 3-Month plus 0.98%)
1.37%	08/16/21	[3]	1,500,000	1,478,337
SL Green Realty Corp.
4.50%	12/01/22		3,000,000	3,064,293
Ventas Realty LP
3.25%	10/15/26		2,875,000	2,961,985
3.75%	05/01/24		875,000	915,273
4.75%	11/15/30		1,505,000	1,694,515

				60,761,510

Retail — 0.52%
Alimentation Couche-Tard, Inc. (Canada)
3.55%	07/26/27	[1,2]	1,935,000	2,080,940
3.80%	01/25/50	[1,2]	4,365,000	4,541,473
Rite Aid Corp.
6.13%	04/01/23	[1]	2,295,000	2,235,617
7.50%	07/01/25	[1]	191,000	192,194
Starbucks Corp.
2.25%	03/12/30		1,500,000	1,562,075
Walgreens Boots Alliance, Inc.
3.45%	06/01/26		2,500,000	2,710,086
3.80%	11/18/24		2,599,000	2,864,679

				16,187,064

Services — 1.23%
DP World Crescent Ltd. (Cayman Islands)
4.85%	09/26/28	[1,2]	4,036,000	4,264,316
Duke University, Series 2020
2.68%	10/01/44		3,015,000	3,170,834
Emory University, Series 2020
2.14%	09/01/30		3,015,000	3,142,687
GFL Environmental, Inc. (Canada)
5.13%	12/15/26	[1,2]	1,988,000	2,059,794

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Services (continued)
IHS Markit Ltd. (Bermuda)
4.00%	03/01/26	[1,2]	$1,516,000	$1,668,078
4.13%	08/01/23	[2]	3,000,000	3,284,925
4.75%	02/15/25	[1,2]	11,600,000	13,028,076
4.75%	08/01/28	[2]	1,750,000	2,058,586
Waste Pro USA, Inc.
5.50%	02/15/26	[1]	5,578,000	5,340,349

				38,017,645

Transportation — 0.23%
America West Airlines Pass-Through Trust,
Series 2001-1, Class G
7.10%	04/02/21		551,515	453,236
American Airlines Pass-Through Trust,
Series 2011-1, Class A
5.25%	01/31/21		24,409	20,877
American Airlines Pass-Through Trust,
Series 2013-2, Class A
4.95%	01/15/23		1,144,153	929,508
American Airlines Pass-Through Trust,
Series 2015-2, Class AA
3.60%	09/22/27		2,298,711	2,134,486
Continental Airlines Pass-Through Trust,
Series 2000-1, Class A1
8.05%	11/01/20		38	38
Continental Airlines Pass-Through Trust,
Series 2000-2, Class A
7.71%	04/02/21		86,969	86,990
Continental Airlines Pass-Through Trust,
Series 2001-1, Class A1
6.70%	06/15/21		18,766	18,406
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98%	04/19/22		1,973,201	1,870,426
Delta Air Lines Pass-Through Trust,
Series 2002-1, Class G1
6.72%	01/02/23		749,566	723,441
U.S. Airways Pass-Through Trust,
Series 2001-1, Class G
7.08%	03/20/21		358,400	350,561
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25%	04/22/23		712,245	599,267
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24		68,916	63,195

				7,250,431

Total Corporates

(Cost $1,020,988,086)				1,063,227,702

12 /  June 2020

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 3.16%
Foreign Government Obligations — 3.16%
Abu Dhabi Government International Bond,
Series REGS (United Arab Emirates)
2.50%	09/30/29	[2]	$4,198,000	$4,411,132
Colombia Government International Bond
(Colombia)
3.00%	01/30/30	[2]	2,903,000	2,874,289
3.88%	04/25/27	[2]	1,562,000	1,647,629
4.50%	01/28/26	[2]	4,500,000	4,881,847
5.20%	05/15/49	[2]	916,000	1,079,675
Corp. Financiera de Desarrollo SA,
Series REGS (Peru)
4.75%	07/15/25	[2]	2,000,000	2,196,250
Dominican Republic International Bond
(Dominican Republic)
4.50%	01/30/30	[1,2]	400,000	363,800
Dominican Republic International Bond,
Series REGS (Dominican Republic)
5.50%	01/27/25	[2]	1,702,000	1,626,474
6.00%	07/19/28	[2]	4,309,000	4,354,110
Egypt Government International Bond
(Egypt)
5.58%	02/21/23	[1,2]	1,600,000	1,639,500
7.60%	03/01/29	[1,2]	700,000	715,859
Fondo MIVIVIENDA SA, Series REGS (Peru)
3.50%	01/31/23	[2]	1,000,000	1,030,223
Hazine Mustesarligi Varlik Kiralama AS,
Series REGS (Turkey)
4.49%	11/25/24	[2]	270,000	258,609
Indonesia Government International Bond
(Indonesia)
2.85%	02/14/30	[2]	1,000,000	1,023,372
Mexico Government International Bond
(Mexico)
3.25%	04/16/30	[2]	9,290,000	9,215,123
3.75%	01/11/28	[2]	2,205,000	2,295,471
Panama Government International Bond
(Panama)
3.16%	01/23/30	[2]	4,131,000	4,457,675
Paraguay Government International Bond,
Series REGS (Paraguay)
4.63%	01/25/23	[2]	950,000	1,007,148
Peruvian Government International Bond
(Peru)
2.84%	06/20/30	[2]	4,360,000	4,682,913
4.13%	08/25/27	[2]	2,072,000	2,379,516
Qatar Government International Bond,
Series REGS (Qatar)
4.50%	04/23/28	[2]	6,373,000	7,532,089
4.63%	06/02/46	[2]	1,953,000	2,522,555

Issues	Maturity Date		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Republic of South Africa Government
International Bond (South Africa)
4.30%	10/12/28	[2]	$4,717,000	$4,386,716
4.67%	01/17/24	[2]	900,000	920,515
Russian Foreign Bond - Eurobond,
Series REGS (Russia)
4.25%	06/23/27	[2]	1,000,000	1,120,000
4.38%	03/21/29	[2]	6,800,000	7,736,775
Saudi Government International Bond,
Series REGS (EMTN) (Saudi Arabia)
3.63%	03/04/28	[2]	3,700,000	4,079,250
4.50%	10/26/46	[2]	2,708,000	3,122,297
Saudi Government International Bond
(Saudi Arabia)
2.75%	02/03/32	[1,2]	500,000	514,000
3.75%	01/21/55	[1,2]	903,000	923,054
4.00%	04/17/25	[1,2]	2,700,000	2,998,067
Turkey Government International Bond
(Turkey)
5.13%	03/25/22	[2]	2,250,000	2,259,990
Uruguay Government International Bond
(Uruguay)
4.38%	10/27/27	[2]	4,381,296	5,028,906
4.38%	01/23/31	[2]	1,988,717	2,327,773

Total Foreign Government Obligations
(Cost $95,144,677)				97,612,602

MORTGAGE-BACKED — 35.60%**
Non-Agency Commercial
Mortgage-Backed — 5.78%
1345 Avenue of the Americas & Park Avenue
Plaza Trust, Series 2005-1, Class A3
5.28%	08/10/35	[1]	16,900,000	18,094,167
Banc of America Merrill Lynch Commercial
Mortgage Trust, Series 2018-PARK, Class A
4.23%	08/10/38	[1,4]	7,585,000	8,848,774
Banc of America Merrill Lynch Commercial
Mortgage Trust, Series 2020-BOC, Class A
2.63%	01/15/32	[1]	5,000,000	5,225,896
Banc of America Merrill Lynch Commercial
Mortgage Trust, Series 2020-BOC, Class X (IO)
0.47%	01/15/32	[1,4]	98,610,000	2,708,728
Bayview Commercial Asset Trust,
Series 2004-2, Class A
(LIBOR USD 1-Month plus 0.65%)
0.83%	08/25/34	[1,3]	747,950	705,678
BBCMS Mortgage Trust,
Series 2020-C6, Class F5TB
3.69%	02/15/53	[1,4]	4,325,000	4,179,904

June 2020 / 13

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
BX Trust, Series 2019-OC11, Class A
3.20%	12/09/41	[1]	$7,060,000	$7,411,558
CALI Mortgage Trust, Series 2019-101C,
Class A
3.96%	03/10/39	[1]	7,630,000	8,771,363
CD Mortgage Trust, Series 2016-CD1,
Class XA (IO)
1.53%	08/10/49	[4]	47,773,579	2,850,406
Century Plaza Towers, Series 2019-CPT,
Class A
2.87%	11/13/39	[1]	6,125,000	6,710,054
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class XA (IO)
1.93%	09/10/45	[1,4]	38,049,560	1,120,011
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA (IO)
1.49%	02/10/48	[4]	69,982,932	3,411,192
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.85%	10/15/45	[4]	42,858,289	1,444,950
Commercial Mortgage Trust,
Series 2012-CR5, Class XA (IO)
1.66%	12/10/45	[4]	71,661,701	2,175,990
Commercial Mortgage Trust,
Series 2013-CR13, Class XA (IO)
0.92%	11/10/46	[4]	62,908,519	1,435,283
Commercial Mortgage Trust,
Series 2013-LC6, Class XA (IO)
1.49%	01/10/46	[4]	26,192,231	674,044
Commercial Mortgage Trust,
Series 2014-CR16, Class XA (IO)
1.14%	04/10/47	[4]	108,214,661	3,300,222
Commercial Mortgage Trust,
Series 2020-CBM, Class XCP (IO)
0.59%	02/10/37	[1,4]	83,820,000	1,723,897
CSAIL Commercial Mortgage Trust,
Series 2019-C17, Class A4
2.76%	09/15/52		6,050,000	6,535,236
DBJPM Mortgage Trust,
Series 2016-SFC, Class A
2.83%	08/10/36	[1]	8,000,000	7,747,678
DC Office Trust, Series 2019-MTC, Class A
2.97%	09/15/45	[1]	6,555,000	7,106,998
GE Business Loan Trust, Series 2007-1A,
Class A
(LIBOR USD 1-Month plus 0.17%)
0.35%	04/15/35	[1,3]	2,003,772	1,855,556
GS Mortgage Securities Trust,
Series 2012-GC6, Class XA (IO)
2.12%	01/10/45	[1,4]	50,105,162	924,160

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GS Mortgage Securities Trust,
Series 2014-GC20, Class XA (IO)
1.22%	04/10/47	[4]	$77,348,208	$2,057,172
GS Mortgage Securities Trust,
Series 2020-UPTN, Class XA (IO)
0.35%	02/10/37	[1,4]	40,999,000	617,078
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23%	07/10/39	[1]	6,340,000	7,127,039
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
3.04%	12/10/41	[1,4]	6,555,000	7,254,020
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class F
3.04%	12/10/41	[1,4]	3,131,000	2,780,945
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2019-OSB,
Class A
3.40%	06/05/39	[1]	8,000,000	8,944,864
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-2A, Class 1A4
(LIBOR USD 1-Month plus 0.25%)
0.43%	06/25/37	[1,3]	1,092,363	1,050,564
MKT Mortgage Trust, Series 2020-525M,
Class A
2.69%	02/12/40	[1]	4,500,000	4,769,985
MKT Mortgage Trust, Series 2020-525M,
Class XA (IO)
0.21%	02/12/40	[1,4]	147,585,000	2,746,675
Morgan Stanley ABS Capital I Trust,
Series2006-HE4, Class A3
(LIBOR USD 1-Month plus 0.15%)
0.33%	06/25/36	[3]	12,083,360	7,902,518
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2015-C22, Class XA (IO)
1.20%	04/15/48	[4]	75,733,659	2,836,619
Natixis Commercial Mortgage Securities
Trust, Series 2018-ALXA, Class E
4.46%	01/15/43	[1,4]	1,095,000	1,073,524
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52%	09/15/54	[1]	6,895,000	7,348,779
SFAVE Commercial Mortgage Securities
Trust, Series 2015-5AVE, Class A2B
4.14%	01/05/43	[1,4]	1,840,000	1,691,402
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class XA (IO)
1.27%	08/15/50	[4]	49,465,050	1,705,597
Wells Fargo Commercial Mortgage Trust,
Series 2016-C33, Class XA (IO)
1.87%	03/15/59	[4]	101,205,651	6,356,211

14 /  June 2020

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XA (IO)
1.68%	12/15/45	[1,4]	$66,060,281	$2,051,700
WF-RBS Commercial Mortgage Trust,
Series 2012-C8, Class XA (IO)
1.96%	08/15/45	[1,4]	43,601,885	1,190,611
WF-RBS Commercial Mortgage Trust,
Series 2012-C9, Class XA (IO)
2.05%	11/15/45	[1,4]	36,852,083	1,285,891
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.86%	06/15/46	[4]	74,435,173	1,196,806
WF-RBS Commercial Mortgage Trust,
Series 2014-C23, Class XA (IO)
0.71%	10/15/57	[4]	84,918,132	1,727,108

				178,676,853

Non-Agency Mortgage-Backed — 24.26%
Accredited Mortgage Loan Trust,
Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.28%)
0.73%	04/25/36	[3]	3,440,153	3,368,057
ACE Securities Corp. Home Equity Loan
Trust, Series 2006-OP2, Class A2C
(LIBOR USD 1-Month plus 0.15%)
0.33%	08/25/36	[3]	413,873	398,905
ACE Securities Corp. Home Equity Loan
Trust, Series 2007-ASP1, Class A2D
(LIBOR USD 1-Month plus 0.38%)
0.56%	03/25/37	[3]	2,751,025	1,766,993
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 5A1
3.39%	08/25/35	[4]	2,240,870	1,936,749
Adjustable Rate Mortgage Trust,
Series 2007-1, Class 1A1
4.11%	03/25/37	[4]	2,818,638	2,463,754
Alternative Loan Trust,
Series 2005-76, Class 1A1
(Federal Reserve US 12-Month Cumulative
Average plus 1.48%)
2.98%	01/25/36	[3]	4,109,891	3,926,317
Alternative Loan Trust,
Series 2006-HY12, Class A5
3.57%	08/25/36	[4]	4,197,575	4,228,751
American Home Mortgage Investment Trust,
Series 2006-1, Class 12A1
(LIBOR USD 1-Month plus 0.40%)
0.58%	03/25/46	[3]	4,577,168	4,080,629
Asset-Backed Funding Certificates,
Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.30%)
0.48%	05/25/37	[1,3]	5,011,894	4,721,544

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(LIBOR USD 1-Month plus 1.00%)
1.18%	06/25/37	[3]	$4,241,751	$3,824,902
Asset-Backed Securities Corp. Home Equity
Loan Trust, Series 2004-HE9, Class M1
(LIBOR USD 1-Month plus 0.98%)
1.16%	12/25/34	[3]	1,675,034	1,594,882
Asset-Backed Securities Corp. Home Equity
Loan Trust, Series 2006-HE1, Class A4
(LIBOR USD 1-Month plus 0.30%)
0.48%	01/25/36	[3]	5,000,000	4,721,985
Asset-Backed Securities Corp. Home Equity
Loan Trust, Series 2006-HE5, Class A5
(LIBOR USD 1-Month plus 0.24%)
0.42%	07/25/36	[3]	9,754,000	9,025,596
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50%	10/25/33		883,026	905,519
Banc of America Funding Trust,
Series 2004-B, Class 5A1
4.21%	11/20/34	[4]	283,632	271,116
Banc of America Funding Trust,
Series 2006-D, Class 3A1
3.59%	05/20/36	[4]	1,115,131	1,044,942
Banc of America Funding Trust,
Series 2006-G, Class 2A1
(LIBOR USD 1-Month plus 0.44%)
0.63%	07/20/36	[3]	657,777	654,526
Banc of America Funding Trust,
Series 2006-G, Class 2A4
(LIBOR USD 1-Month plus 0.58%)
0.77%	07/20/36	[3]	2,626,984	2,618,511
Banc of America Funding Trust,
Series 2015-R3, Class 6A2
0.34%	05/27/36	[1,4]	17,778,614	16,344,495
Banc of America Funding Trust,
Series 2016-R1, Class A1
2.50%	03/25/40	[1,4]	2,691,037	2,716,752
Banc of America Funding Trust,
Series 2016-R1, Class B1
3.50%	03/25/40	[1,4]	16,181,000	15,649,910
Banc of America Mortgage Trust,
Series 2005-K, Class 2A1
3.79%	12/25/35	[4]	1,319,729	1,215,299
BCAP LLC Trust, Series 2007-AA1,
Class 2A1
(LIBOR USD 1-Month plus 0.18%)
0.36%	03/25/37	[3]	4,214,400	3,789,033

June 2020 / 15

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2014-RR2,
Class 6A1
(LIBOR USD 1-Month plus 0.24%)
0.41%	10/26/36	[1,3]	$6,294,351	$6,256,810
BCAP LLC Trust, Series 2014-RR3,
Class 4A1
0.47%	03/26/36	[1,4]	4,029,062	3,808,489
Bear Stearns ALT-A Trust, Series 2005-1,
Class M1
(LIBOR USD 1-Month plus 0.75%)
0.93%	01/25/35	[3]	12,721,630	12,467,465
Bear Stearns ALT-A Trust, Series 2005-2,
Class 2A4
3.73%	04/25/35	[4]	1,660,387	1,623,103
Bear Stearns ALT-A Trust, Series 2005-8,
Class 11A1
(LIBOR USD 1-Month plus 0.54%)
0.72%	10/25/35	[3]	8,746,732	7,883,579
Bear Stearns ARM Trust, Series 2005-9,
Class A1
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 2.30%)
4.27%	10/25/35	[3]	2,025,646	2,001,993
Bear Stearns Asset-Backed Securities I
Trust, Series 2005-AC6, Class 1A3
5.50%	09/25/35	[4]	489,795	495,830
Bear Stearns Asset-Backed Securities I
Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36		54,953	57,701
Bear Stearns Mortgage Funding Trust,
Series 2007-AR4, Class 1A1
(LIBOR USD 1-Month plus 0.20%)
0.38%	09/25/47	[3]	7,705,737	6,973,176
Bear Stearns Mortgage Funding Trust,
Series 2007-AR4, Class 2A1
(LIBOR USD 1-Month plus 0.21%)
0.39%	06/25/37	[3]	5,969,315	5,441,533
Carrington Mortgage Loan Trust,
Series 2005-OPT2, Class M4
(LIBOR USD 1-Month plus 0.98%)
1.16%	05/25/35	[3]	2,904,348	2,830,812
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class M1
(LIBOR USD 1-Month plus 0.35%)
0.53%	02/25/36	[3]	3,620,000	3,460,915
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
4.26%	02/25/37	[4]	932,959	919,857
CIM Trust, Series 2016-3, Class A1
(LIBOR USD 1-Month plus 2.50%)
2.67%	02/25/56	[1,3]	9,145,595	9,136,258

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust, Series 2017-6, Class A1
3.02%	06/25/57	[1,4]	$12,182,829	$12,366,153
CIM Trust, Series 2017-8, Class A1
3.00%	12/25/65	[1,4]	10,505,403	10,518,747
CIM Trust, Series 2018-R4, Class A1
4.07%	12/26/57	[1,4]	10,818,870	11,166,491
CIM Trust, Series 2018-R5, Class A1
3.75%	07/25/58	[1,4]	10,313,144	9,992,464
CIM Trust, Series 2019-R3, Class A
2.63%	06/25/58	[1,4]	13,304,349	13,201,597
CIM Trust, Series 2020-R1, Class A1
2.85%	10/27/59	[1,4]	16,507,307	14,422,983
CIM Trust, Series 2020-R3, Class A1A
4.00%	01/26/60	[1,4]	13,347,642	13,485,160
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
0.44%	11/25/35	[3]	58,643	46,919
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR3, Class 1A2A
3.96%	06/25/36	[4]	216,509	197,577
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-HE2, Class A2D
(LIBOR USD 1-Month plus 0.24%)
0.42%	08/25/36	[3]	520,608	499,345
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class M1
(LIBOR USD 1-Month plus 0.27%)
0.45%	08/25/36	[3]	8,972,899	8,750,034
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3, Class M1
(LIBOR USD 1-Month plus 0.29%)
0.47%	10/25/36	[3]	2,137,571	2,137,156
Conseco Finance Corp., Series 1998-6,
Class A8
6.66%	06/01/30	[4]	10,102	10,313
Countrywide Asset-Backed Certificates Trust,
Series 2004-15, Class MV4
(LIBOR USD 1-Month plus 1.28%)
1.46%	04/25/35	[3]	1,193,666	1,197,729
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-3,
Class 1A2
(LIBOR USD 1-Month plus 0.58%)
0.76%	04/25/35	[3]	4,220,516	3,895,119
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-9,
Class 1A1
(LIBOR USD 1-Month plus 0.60%)
0.78%	05/25/35	[3]	95,807	78,855

16 /  June 2020

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse First Boston Mortgage
Securities Corp., Series 2003-AR26,
Class 3A1
4.06%	11/25/33	[4]	$646,153	$636,565
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-11,
Class 1A1
6.50%	12/25/35		660,977	496,614
Credit Suisse First Boston Mortgage-Backed
Pass-Through Certificates, Series 2004-AR5,
Class 9A1
2.46%	06/25/34	[4]	70,591	68,182
Credit Suisse Mortgage Capital Trust,
Series 2006-8, Class 3A1
6.00%	10/25/21		50,300	41,439
Credit Suisse Mortgage Capital Trust,
Series 2019-RPL2, Class A1A
4.34%	11/25/58	[1]	13,212,801	13,043,785
Credit-Based Asset Servicing and
Securitization LLC, Mortgage Loan Trust,
Series 2007-CB2, Class A2B
(STEP-reset date 08/25/20)
3.92%	02/25/37		5,695,533	4,532,659
Credit-Based Asset Servicing and
Securitization LLC, Mortgage Loan Trust,
Series 2007-CB2, Class A2C
(STEP-reset date 08/25/20)
3.92%	02/25/37		1,363,178	1,084,725
Credit-Based Asset Servicing and
Securitization LLC, Mortgage Loan Trust,
Series 2007-CB3, Class A3
(STEP-reset date 08/25/20)
3.63%	03/25/37		6,462,334	3,433,657
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB2,
Class AF3 (STEP-reset date 08/25/20)
3.26%	12/25/36		812,748	666,989
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB9,
Class A2
(LIBOR USD 1-Month plus 0.11%)
0.29%	11/25/36	[3]	9,126,391	5,562,258
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB1,
Class AF2 (STEP-reset date 08/25/20)
3.40%	01/25/37		2,460,684	1,036,680
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB4,
Class A1A
(LIBOR USD 1-Month plus 0.09%)
0.27%	04/25/37	[3]	2,815,687	2,742,972

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB5,
Class A1
(LIBOR USD 1-Month plus 0.06%)
0.24%	04/25/37	[3]	$1,722,733	$1,189,407
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
(LIBOR USD 1-Month plus 0.36%)
0.55%	01/19/45	[3]	870,443	734,655
DSLA Mortgage Loan Trust,
Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.29%)
0.48%	10/19/45	[3]	4,814,621	4,373,871
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
0.39%	10/19/36	[3]	6,981,100	5,606,904
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.14%)
0.33%	04/19/47	[3]	1,902,258	1,633,656
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.16%)
0.34%	10/25/36	[3]	936,934	686,692
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2D
(LIBOR USD 1-Month plus 0.21%)
0.39%	12/25/37	[3]	1,106,758	993,633
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A3
(LIBOR USD 1-Month plus 0.28%)
0.73%	03/25/36	[3]	12,660,225	12,148,800
First Franklin Mortgage Loan Trust,
Series 2006-FF9, Class 2A4
(LIBOR USD 1-Month plus 0.25%)
0.43%	06/25/36	[3]	8,650,000	6,482,774
First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.25%)
0.43%	04/25/37	[3]	21,674,579	11,606,874
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(LIBOR USD 1-Month plus 0.22%)
0.40%	01/25/38	[3]	5,245,739	3,388,872
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
0.28%	03/25/37	[3]	674,214	410,668

June 2020 / 17

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA3, Class A1
3.45%	09/25/34	[4]	$341,943	$331,387
First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA3, Class A3
3.45%	09/25/34	[4]	525,801	509,570
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA10, Class 1A1
3.29%	12/25/35	[4]	1,429,713	1,295,692
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA12, Class 2A1
3.31%	02/25/36	[4]	1,971,994	1,591,418
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA2, Class 2A1
3.54%	04/25/35	[4]	2,493,370	2,468,964
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA3, Class 3A1
3.45%	05/25/35	[4]	2,199,337	2,131,750
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA7, Class 2A1
3.55%	09/25/35	[4]	2,732,353	2,555,986
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA8, Class 2A1
3.58%	10/25/35	[4]	2,882,769	2,238,384
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA9, Class 2A1
3.51%	11/25/35	[4]	1,840,368	1,676,970
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA1, Class 1A1
3.64%	03/25/36	[4]	2,243,842	1,869,708
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA7, Class A1
3.22%	01/25/37	[4]	3,360,168	2,919,796
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 1A1
4.16%	09/25/35	[4]	2,971,987	2,532,295
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 2A1
4.00%	10/25/35	[4]	104,350	99,916
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR5, Class 2A1
4.33%	11/25/35	[4]	1,181,781	1,047,612
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR2, Class 1A2
4.14%	08/25/37	[4]	96,274	65,239
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR5, Class 2A1
4.46%	09/19/35	[4]	1,614,361	1,283,561
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR5, Class 3A1
3.89%	09/19/35	[4]	1,896,595	1,736,635

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
3.74%	04/19/36	[4]	$4,080,817	$3,472,253
GreenPoint Mortgage Funding Trust,
Series 2005-HY1, Class 2A
(LIBOR USD 1-Month plus 0.29%)
0.47%	07/25/35	[3]	184,713	184,934
GreenPoint Mortgage Funding Trust,
Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
0.38%	03/25/47	[3]	14,892,081	13,223,200
GSAMP Trust, Series 2005-HE5, Class M2
(LIBOR USD 1-Month plus 0.43%)
0.61%	11/25/35	[3]	3,441,580	3,439,144
GSR Mortgage Loan Trust,
Series 2005-7F, Class 3A3 (IO)
(-1.00 X LIBOR USD 1-Month plus 5.50%, 5.50% Cap)
5.32%	09/25/35	[3,6,7]	20,055	1,021
GSR Mortgage Loan Trust,
Series 2005-AR4, Class 5A1
3.50%	07/25/35	[4]	974,782	875,056
GSR Mortgage Loan Trust,
Series 2006-AR2, Class 2A1
3.56%	04/25/36	[4]	248,666	213,758
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 5A1A
4.15%	05/25/37	[4]	959,680	827,965
HarborView Mortgage Loan Trust,
Series 2005-10, Class 2A1A
(LIBOR USD 1-Month plus 0.31%)
0.50%	11/19/35	[3]	3,003,982	2,679,609
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(LIBOR USD 1-Month plus 0.21%)
0.40%	09/19/46	[3]	12,858,152	11,572,021
HarborView Mortgage Loan Trust,
Series 2007-6, Class 1A1A
(LIBOR USD 1-Month plus 0.20%)
0.39%	08/19/37	[3]	14,582,754	12,324,937
Home Equity Mortgage Loan Asset-Backed
Trust, Series 2005-D, Class AII4
(LIBOR USD 1-Month plus 0.35%)
0.53%	03/25/36	[3]	6,025,145	5,881,896
HSI Asset Securitization Corp. Trust,
Series 2005-OPT1, Class M1
(LIBOR USD 1-Month plus 0.63%)
0.81%	11/25/35	[3]	4,564,953	4,508,927
Impac CMB Trust, Series 2005-2,
Class 1A1
(LIBOR USD 1-Month plus 0.52%)
0.70%	04/25/35	[3]	3,867,904	3,669,103

18 /  June 2020

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2005-AR14, Class 1A1A
(LIBOR USD 1-Month plus 0.28%)
0.46%	07/25/35	[3]	$12,912,491	$9,992,774
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
3.37%	10/25/35	[4]	2,436,310	2,071,255
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 1A3
(LIBOR USD 1-Month plus 0.27%)
0.45%	10/25/36	[3]	6,875,467	3,931,893
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 3A1
3.50%	05/25/36	[4]	415,010	360,237
IndyMac Index Mortgage Loan Trust,
Series 2006-AR9, Class 3A3
3.38%	06/25/36	[4]	3,782,442	3,695,776
IndyMac Manufactured Housing Contract
Pass-Through Certificates, Series 1998-1,
Class A4
6.49%	09/25/28		45,673	46,409
JPMorgan Mortgage Acquisition Trust,
Series 2006-ACC1, Class M1
(LIBOR USD 1-Month plus 0.27%)
0.45%	05/25/36	[3]	5,991,028	5,873,060
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH1, Class M2
(LIBOR USD 1-Month plus 0.29%)
0.47%	07/25/36	[3]	12,400,000	11,985,778
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH1, Class MV3
(LIBOR USD 1-Month plus 0.32%)
0.50%	11/25/36	[3]	14,417,000	14,160,448
JPMorgan Mortgage Trust, Series 2005-A6,
Class 7A1
4.19%	08/25/35	[4]	34,497	31,109
JPMorgan Mortgage Trust, Series 2006-A3,
Class 2A1
3.77%	05/25/36	[4]	30,986	26,501
JPMorgan Mortgage Trust, Series 2006-S2,
Class 2A2
5.88%	06/25/21		142,972	130,374
JPMorgan Mortgage Trust, Series 2007-S1,
Class 1A2
5.50%	03/25/22		27,489	25,718
Legacy Mortgage Asset Trust,
Series 2017-RPL1, Class A
(LIBOR USD 1-Month plus 1.75%)
1.93%	01/28/70	[1,3]	11,279,834	11,181,812

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Legacy Mortgage Asset Trust,
Series 2019-GS4, Class A1
(STEP-reset date 07/27/20)
3.44%	05/25/59	[1]	$13,556,592	$13,111,649
Lehman XS Trust, Series 2005-4,
Class 1A3
(LIBOR USD 1-Month plus 0.80%)
0.98%	10/25/35	[3]	64,659	64,374
Lehman XS Trust, Series 2005-5N,
Class 3A1A
(LIBOR USD 1-Month plus 0.30%)
0.48%	11/25/35	[3]	3,651,117	3,539,258
Lehman XS Trust, Series 2006-GP2,
Class 1A5A
(LIBOR USD 1-Month plus 0.21%)
0.39%	06/25/46	[3]	6,469,102	6,056,661
Lehman XS Trust, Series 2007-18N,
Class 1A1
(LIBOR USD 1-Month plus 0.85%)
1.03%	10/25/37	[3]	6,658,199	5,945,071
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
3.76%	11/25/33	[4]	245,044	241,969
MASTR Adjustable Rate Mortgages Trust,
Series 2004-15, Class 8A1
4.91%	10/25/34	[4]	391,686	393,048
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
3.67%	04/25/34	[4]	50,236	48,094
MASTR Adjustable Rate Mortgages Trust,
Series 2006-2, Class 4A1
4.42%	02/25/36	[4]	28,277	27,871
MASTR Adjustable Rate Mortgages Trust,
Series 2007-2, Class A1
(LIBOR USD 1-Month plus 0.15%)
0.33%	03/25/47	[3]	4,423,038	4,109,956
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A4
(LIBOR USD 1-Month plus 0.28%)
0.46%	05/25/37	[3]	3,150,000	2,487,098
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A3, Class A2D
(LIBOR USD 1-Month plus 0.33%)
0.51%	04/25/37	[3,6,7]	883,581	77,355
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-4, Class 2A4
(LIBOR USD 1-Month plus 0.25%)
0.43%	07/25/37	[3]	1,156,326	767,134
Merrill Lynch Mortgage Investors Trust,
Series 2003-A6, Class 2A
4.15%	10/25/33	[4]	167,552	166,575

June 2020 / 19

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Mortgage-Backed Securities
Trust, Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 2.40%)
2.57%	08/25/36	[3]	$1,371,154	$1,279,135
Mid-State Capital Corp., Series 2004-1,
Class B
8.90%	08/15/37		48,051	53,184
Morgan Stanley Capital I Trust,
Series 2006-NC2, Class A2D
(LIBOR USD 1-Month plus 0.29%)
0.47%	02/25/36	[3]	2,496,459	2,392,254
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
3.30%	09/25/34	[4]	359,219	354,777
Morgan Stanley Mortgage Loan Trust,
Series 2006-2, Class 1A
5.25%	02/25/21		107,274	103,901
Morgan Stanley Resecuritization Trust,
Series 2014-R9, Class 3A
(Federal Reserve US 12-Month Cumulative
Average plus 0.84%)
2.53%	11/26/46	[1,3]	1,610,777	1,572,774
MortgageIT Trust, Series 2005-2, Class 2A
(LIBOR USD 1-Month plus 1.65%)
1.82%	05/25/35	[3]	2,141,762	2,146,858
New Century Home Equity Loan Trust,
Series 2005-D, Class A2D
(LIBOR USD 1-Month plus 0.33%)
0.51%	02/25/36	[3]	2,211,084	2,065,298
New York Mortgage Trust, Series 2005-3,
Class A1
(LIBOR USD 1-Month plus 0.48%)
0.66%	02/25/36	[3]	570,116	550,882
Nomura Asset Acceptance Corp.,
Series 2005-AR4, Class 4A1
4.05%	08/25/35	[4]	2,944,957	2,905,139
Nomura Resecuritization Trust,
Series 2011-2RA, Class 1A2
3.94%	12/26/46	[1,4]	1,356,754	1,363,127
Nomura Resecuritization Trust,
Series 2016-2R, Class 1A1
0.32%	09/26/36	[1,4]	3,978,485	3,889,476
NRPL, Series 2019-3A, Class A1
(STEP-reset date 08/25/20)
3.00%	07/25/59	[1]	14,277,579	14,117,738
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16%	09/15/29	[4]	10,582,111	5,185,224

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Opteum Mortgage Acceptance Corp.
Asset-Backed Pass-Through Certificates,
Series 2005-3, Class M2
(LIBOR USD 1-Month plus 0.48%)
0.66%	07/25/35	[3]	$11,301,000	$10,895,221
Ownit Mortgage Loan Trust,
Series 2006-2, Class A1
(LIBOR USD 1-Month plus 0.21%)
0.39%	01/25/37	[3]	8,745,907	8,106,779
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
(LIBOR USD 1-Month plus 0.31%)
0.49%	06/25/47	[3]	5,152,000	4,452,866
RAAC Trust,
Series 2005-SP1, Class 4A1
7.00%	09/25/34		107,857	110,745
Residential Accredit Loans Trust,
Series 2005-QA13, Class 2A1
4.46%	12/25/35	[4]	2,066,761	1,809,001
Residential Accredit Loans Trust,
Series 2005-QA4, Class A41
4.04%	04/25/35	[4]	64,262	54,318
Residential Accredit Loans Trust,
Series 2005-QA7, Class A21
3.74%	07/25/35	[4]	925,640	838,547
Residential Accredit Loans Trust,
Series 2005-QA8, Class CB21
4.26%	07/25/35	[4]	807,321	595,877
Residential Accredit Loans Trust,
Series 2006-QS13, Class 2A1
5.75%	09/25/21		33,632	35,432
Residential Accredit Loans Trust,
Series 2006-QS16, Class A6
6.00%	11/25/36		615,406	574,016
Residential Accredit Loans Trust,
Series 2007-QS1, Class 2AV (IO)
0.18%	01/25/37	[4,6,7]	2,527,465	16,428
Residential Asset Securities Corp.,
Series 2005-KS9, Class M4
(LIBOR USD 1-Month plus 0.60%)
0.78%	10/25/35	[3]	5,465,000	5,396,656
Residential Asset Securitization Trust,
Series 2006-A9CB, Class A9
6.00%	09/25/36		5,438,066	2,984,755
Residential Funding Mortgage Securities
Trust, Series 2007-SA2, Class 1A
4.13%	04/25/37	[4]	273,004	169,779
Saxon Asset Securities Trust, Series 2005-4,
Class M1
(LIBOR USD 1-Month plus 0.44%)
0.62%	11/25/37	[3]	5,028,618	5,033,949

20 /  June 2020

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Saxon Asset Securities Trust, Series 2007-2,
Class A2C
(LIBOR USD 1-Month plus 0.24%)
0.42%	05/25/47	[3]	$17,555,985	$14,141,955
Securitized Asset-Backed Receivables LLC
Trust, Series 2006-CB1, Class AF4
(STEP-reset date 08/25/20)
3.20%	01/25/36		4,721,097	4,386,894
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-BR2, Class A2
(LIBOR USD 1-Month plus 0.23%)
0.41%	02/25/37	[3]	1,239,460	725,301
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-BR4, Class A2B
(LIBOR USD 1-Month plus 0.20%)
0.38%	05/25/37	[3]	2,517,198	1,606,327
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.15%)
0.33%	12/25/36	[3]	7,067,420	4,574,590
Soundview Home Loan Trust,
Series 2006-WF2, Class M1
(LIBOR USD 1-Month plus 0.22%)
0.40%	12/25/36	[3]	9,994,399	9,883,299
Soundview Home Loan Trust,
Series 2007-WMC1, Class 3A3
(LIBOR USD 1-Month plus 0.26%)
0.44%	02/25/37	[3]	1,097,074	412,562
Stanwich Mortgage Loan Co.,
Series 2019-RPL1, Class A
(STEP-reset date 07/16/20)
3.72%	03/15/49	[1]	14,284,540	13,630,764
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-12, Class 2A
3.71%	09/25/34	[4]	942,647	912,515
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-2, Class 4A2
3.59%	03/25/34	[4]	1,416,870	1,393,419
Structured Adjustable Rate Mortgage Loan
Trust, Series 2005-12, Class 3A1
3.39%	06/25/35	[4]	1,205,659	1,158,371
Structured Adjustable Rate Mortgage Loan
Trust, Series 2005-21, Class 2A
3.79%	11/25/35	[4]	1,152,196	975,046
Structured Adjustable Rate Mortgage Loan
Trust, Series 2005-7, Class 1A3
3.66%	04/25/35	[4]	3,128,039	2,970,635
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-11, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
0.34%	12/25/36	[3]	1,940,322	1,780,591

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Investment Loan Trust,
Series 2004-6, Class A3
(LIBOR USD 1-Month plus 0.80%)
0.98%	07/25/34	[3]	$13,244,813	$12,208,709
Structured Asset Mortgage Investments II
Trust, Series 2006-AR3, Class 22A1
3.44%	05/25/36	[4]	526,115	342,166
Structured Asset Mortgage Investments II
Trust, Series 2006-AR5, Class 1A1
(LIBOR USD 1-Month plus 0.21%)
0.39%	05/25/36	[3]	374,715	335,585
Structured Asset Mortgage Investments II
Trust, Series 2006-AR7, Class A1BG
(LIBOR USD 1-Month plus 0.12%)
0.30%	08/25/36	[3]	13,372,605	11,878,895
Structured Asset Mortgage Investments II
Trust, Series 2007-AR6, Class A1
(Federal Reserve US 12-Month Cumulative
Average plus 1.50%)
3.00%	08/25/47	[3]	13,268,962	12,152,837
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2005-2XS, Class 2A2
(LIBOR USD 1-Month plus 1.50%)
1.67%	02/25/35	[3]	122,797	120,763
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2005-4XS, Class 2A1A
(LIBOR USD 1-Month plus 1.75%)
1.92%	03/25/35	[3]	1,515,877	1,447,479
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates,
Series 2003-34A, Class 3A3
3.74%	11/25/33	[4]	47,397	46,559
Suntrust Adjustable Rate Mortgage Loan
Trust, Series 2007-4, Class 3A1
4.03%	10/25/37	[4]	1,853,366	1,720,865
Suntrust Adjustable Rate Mortgage Loan
Trust, Series 2007-S1, Class 2A1
4.46%	01/25/37	[4]	563,038	553,983
Suntrust Adjustable Rate Mortgage Loan
Trust, Series 2007-S1, Class 5A1
4.56%	01/25/37	[4]	360,634	357,247
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(LIBOR USD 1-Month plus 0.11%)
0.29%	01/25/37	[3]	3,518,375	2,033,638
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A2
(LIBOR USD 1-Month plus 0.22%)
0.40%	02/25/37	[3]	28,811,406	12,571,361

June 2020 / 21

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR13, Class A1A
(LIBOR USD 1-Month plus 0.72%)
0.90%	11/25/34	[3]	$180,810	$173,688
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
3.82%	01/25/35	[4]	591,703	586,702
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR6, Class A
(LIBOR USD 1-Month plus 0.42%)
0.60%	05/25/44	[3]	71,031	70,360
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 1A6
3.86%	10/25/35	[4]	1,390,671	1,361,293
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
3.77%	12/25/35	[4]	31,778	29,749
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR16, Class 1A3
3.75%	12/25/35	[4]	1,629,970	1,570,294
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.33%)
0.51%	01/25/45	[3]	820,390	779,604
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR9, Class A1A
(LIBOR USD 1-Month plus 0.64%)
0.82%	07/25/45	[3]	824,036	785,400
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative
Average plus 1.00%)
2.50%	02/25/46	[3]	5,843,895	5,413,573
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative
Average plus 0.94%)
2.63%	05/25/46	[3]	2,368,250	2,239,454
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative
Average plus 0.98%)
2.48%	07/25/46	[3]	4,700,346	4,208,731
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY3, Class 1A1
3.22%	03/25/37	[4]	2,371,450	2,105,791
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA5, Class 1A
(Federal Reserve US 12-Month Cumulative
Average plus 0.75%)
2.25%	06/25/47	[3]	1,839,314	1,638,612

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25%	11/25/37		$2,537,290	$2,471,574
Wells Fargo Home Equity Asset-Backed
Securities Trust, Series 2007-1, Class A3
(LIBOR USD 1-Month plus 0.32%)
0.50%	03/25/37	[3]	4,690,000	4,001,331
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR14, Class 2A1
4.55%	10/25/36	[4]	609,727	551,634
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR4, Class 1A1
4.01%	04/25/36	[4]	148,708	143,777

				750,482,684

U.S. Agency Commercial
Mortgage-Backed — 3.33%
Fannie Mae-Aces, Series 2010-M5,
Class X (IO)
1.21%	07/25/20	[4]	221,385	6
Fannie Mae-Aces, Series 2011-M5,
Class X (IO)
1.17%	07/25/21	[4]	30,605,013	269,534
Fannie Mae-Aces, Series 2012-M4,
Class X1 (IO)
0.53%	04/25/22	[4]	28,368,509	117,612
Fannie Mae-Aces, Series 2016-M11,
Class X2 (IO)
2.83%	07/25/39	[4]	41,859,842	1,815,725
Fannie Mae-Aces, Series 2016-M2,
Class X3 (IO)
2.05%	04/25/36	[4]	65,944,013	1,412,554
Fannie Mae-Aces, Series 2016-M4,
Class X2 (IO)
2.71%	01/25/39	[4]	51,716,094	3,580,367
Fannie Mae-Aces, Series 2019-M29,
Class X4 (IO)
0.70%	03/25/29	[4]	117,375,779	5,433,342
Fannie Mae-Aces, Series 2019-M32,
Class X2 (IO)
1.19%	10/25/29	[4]	64,742,256	4,855,031
Freddie Mac Multifamily PC REMIC Trust,
Series 2019-P002, Class X (IO)
1.01%	07/25/33	[4]	14,520,699	1,639,971
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K011,
Class X3 (IO)
2.66%	12/25/43	[4]	50,337,359	227,233
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K015,
Class X3 (IO)
2.90%	08/25/39	[4]	32,027,257	909,316

22 /  June 2020

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K021,
Class X3 (IO)
2.03%	07/25/40	[4]	$26,660,903	$992,421
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K022,
Class X3 (IO)
1.87%	08/25/40	[4]	37,280,187	1,323,350
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K031,
Class X1 (IO)
0.32%	04/25/23	[4]	375,411,671	2,140,259
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K043,
Class X3 (IO)
1.69%	02/25/43	[4]	58,000,000	3,746,127
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K051,
Class X3 (IO)
1.67%	10/25/43	[4]	44,865,280	3,402,585
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K054,
Class X1 (IO)
1.31%	01/25/26	[4]	54,490,425	2,912,726
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K055,
Class X3 (IO)
1.70%	04/25/44	[4]	32,000,000	2,616,888
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K056,
Class X1 (IO)
1.40%	05/25/26	[4]	60,652,956	3,795,155
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K057,
Class X1 (IO)
1.32%	07/25/26	[4]	127,280,448	7,668,431
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K719,
Class X1 (IO)
0.82%	06/25/22	[4]	29,339,181	20,138
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K726,
Class X1 (IO)
1.02%	04/25/24	[4]	143,984,522	3,817,606
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KC01,
Class X1 (IO)
0.82%	12/25/22	[4]	91,466,968	534,803
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KC05,
Class X1 (IO)
1.20%	06/25/27	[4]	46,303,842	2,781,243

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KC07,
Class X1 (IO)
0.85%	09/25/26	[4]	$85,000,000	$2,835,745
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KHG2,
Class X (IO)
0.41%	02/25/30	[4]	28,904,910	721,601
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KIR1,
Class X (IO)
1.21%	03/25/26	[4]	119,543,433	5,953,630
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KL05,
Class X1HG (IO)
1.37%	12/25/27	[4]	49,531,000	3,363,988
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KS05,
Class X (IO)
0.76%	01/25/23	[4]	158,254,920	2,435,290
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KS06,
Class X (IO)
1.20%	08/25/26	[4]	68,250,397	3,228,565
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KS07,
Class X (IO)
0.78%	09/25/25	[4]	104,500,000	3,124,274
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KS11,
Class XFX (IO)
1.76%	06/25/29	[4]	25,850,000	2,867,290
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q006,
Class APT1
2.66%	07/25/26	[4]	6,199,803	6,316,285
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q006,
Class APT2
2.55%	09/25/26	[4]	12,325,954	12,591,991
Ginnie Mae, Series 2011-152, Class IO (IO)
0.23%	08/16/51	[4]	12,797,995	68,752
Ginnie Mae, Series 2012-112, Class IO (IO)
0.23%	02/16/53	[4]	53,286,375	568,971
Ginnie Mae, Series 2012-78, Class IO (IO)
0.46%	06/16/52	[4]	74,335,035	963,319
Ginnie Mae, Series 2014-103, Class IO (IO)
0.36%	05/16/55	[4]	30,664,928	551,306
Ginnie Mae, Series 2014-125, Class IO (IO)
0.95%	11/16/54	[4]	30,168,793	1,547,327

				103,150,757

June 2020 / 23

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed — 2.23%
Fannie Mae Pool AN7345
3.21%	11/01/37		$16,222,408	$18,946,110
Fannie Mae Pool AN8779
3.50%	05/01/33		3,500,000	4,102,534
Fannie Mae Pool BL1794
3.71%	04/01/34		4,845,000	5,926,648
Fannie Mae Pool BL2360
3.45%	05/01/34		12,065,000	14,020,413
Fannie Mae REMICS, Series 2006-11,
Class PS
(-3.67 X LIBOR USD 1-Month plus 24.57%, 24.57% Cap)
23.89%	03/25/36	[3]	19,355	32,746
Fannie Mae REMICS, Series 2006-8,
Class HJ (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
6.42%	03/25/36	[3]	1,021,937	227,565
Fannie Mae REMICS, Series 2007-52,
Class LS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
5.87%	06/25/37	[3]	42,867	5,774
Fannie Mae REMICS, Series 2007-77,
Class SK (IO)
(-1.00 X LIBOR USD 1-Month plus 5.87%, 5.87% Cap)
5.69%	08/25/37	[3]	80,215	16,940
Fannie Mae REMICS, Series 2007-88,
Class JI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.45%, 6.45% Cap)
6.27%	04/25/37	[3]	1,021,171	225,645
Fannie Mae REMICS, Series 2008-18,
Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 7.00%, 7.00% Cap)
6.82%	03/25/38	[3]	49,147	9,517
Fannie Mae REMICS, Series 2008-62,
Class SN (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
6.02%	07/25/38	[3]	122,100	23,871
Fannie Mae REMICS, Series 2010-116,
Class SE (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
6.42%	10/25/40	[3]	55,646	9,346
Fannie Mae REMICS, Series 2013-5,
Class GF
(LIBOR USD 1-Month plus 1.10%)
1.28%	10/25/42	[3]	331,934	332,862
Fannie Mae REMICS, Series 2014-49,
Class CF
(LIBOR USD 1-Month plus 1.00%)
1.17%	07/25/43	[3]	14,521,503	14,352,975

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 2711,
Class FA
(LIBOR USD 1-Month plus 1.00%)
1.18%	11/15/33	[3]	$74,263	$75,695
Freddie Mac REMICS, Series 2733,
Class FB
(LIBOR USD 1-Month plus 0.60%)
0.78%	10/15/33	[3]	257,404	259,609
Freddie Mac REMICS, Series 3339,
Class JS
(-6.50 X LIBOR USD 1-Month plus 42.84%, 42.84% Cap)
41.63%	07/15/37	[3]	14,286	32,666
Freddie Mac REMICS, Series 3404,
Class AS (IO)
(-1.00 X LIBOR USD 1-Month plus 5.90%, 5.90% Cap)
5.71%	01/15/38	[3]	67,695	15,641
Freddie Mac REMICS, Series 3439,
Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 5.90%, 5.90% Cap)
5.72%	04/15/38	[3]	44,282	8,364
Freddie Mac REMICS, Series 3885,
Class PO (PO)
0.00%	11/15/33	[9]	20,522	19,611
Freddie Mac REMICS, Series 4030,
Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.61%, 6.61% Cap)
6.43%	04/15/42	[3]	134,537	28,468
Freddie Mac REMICS, Series 4638,
Class UF
(LIBOR USD 1-Month plus 1.00%)
1.17%	09/15/44	[3]	3,602,278	3,612,961
Freddie Mac REMICS, Series 4993,
Class OP (PO)
0.00%	10/25/58	[9]	6,393,000	6,074,674
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		105,107	22,490
Ginnie Mae, Series 2011-69, Class GI (IO)
5.00%	05/16/40		85,729	2,238
Ginnie Mae, Series 2011-70, Class IL (IO)
(-1.00 X LIBOR USD 1-Month plus 7.10%, 7.10% Cap)
0.60%	06/16/37	[3]	669,239	9,850
Ginnie Mae, Series 2011-81, Class IC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.72%, 0.62% Cap)
0.62%	07/20/35	[3]	858,080	13,054
Ginnie Mae, Series 2013-135, Class CS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
6.00%	09/16/43	[3]	2,651,020	567,931

24 /  June 2020

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2017-136, Class IO (IO)
5.00%	09/20/47	$728,386	$108,511

			69,084,709

Total Mortgage-Backed
(Cost $1,170,598,381)			1,101,395,003

MUNICIPAL BONDS — 1.58%*
California — 0.62%
Los Angeles Department of Water & Power
Power System Revenue, Build America
Taxable Bonds, Water Utility Improvements,
Series SY
6.01%	07/01/39	1,950,000	2,682,713
Regents of the University of California
Medical Center Pooled Revenue, Taxable
Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.26%	05/15/60	8,765,000	9,148,819
San Francisco City & County Airport
Comm-San Francisco International Airport,
Airport and Marina Improvements, Series A
5.00%	05/01/49	6,080,000	7,288,826
State of California, Build America Bonds,
School Improvements, General Obligation
7.95%	03/01/36	698	673

			19,121,031

Massachusetts — 0.12%
Commonwealth of Massachusetts,
Public Improvements, Series C
3.00%	03/01/48	3,585,000	3,810,353

New York — 0.84%
City of New York, Build America Taxable
Bonds, Public Improvements, Series F1
6.65%	12/01/31	3,000,000	3,074,940
Metropolitan Transportation Authority, Green
Taxable Bonds, Transit Improvements,
Series C2
5.18%	11/15/49	4,535,000	5,306,948
New York City Transitional Finance Authority
Future Tax Secured Revenue Bonds, Public
Improvements, Series B-1
4.00%	08/01/38	4,910,000	5,551,295
New York City Transitional Finance Authority
Future Tax Secured Revenue Bonds,
Taxable Bonds, Public Improvements,
Subseries FI
3.95%	08/01/32	1,000,000	1,145,860
New York City Water & Sewer System
Revenue Bonds, Water Utility Improvements
3.00%	06/15/50	3,315,000	3,465,766

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (continued)
New York (continued)
New York State Dormitory Authority, Build
America Bonds, University & College
Improvements
5.29%	03/15/33	$3,100,000	$3,926,677
New York State Dormitory Authority,
Revenue Bonds, Health, Hospital and
Nursing Home Improvements, Series A
4.00%	07/01/50	3,130,000	3,502,596

			25,974,082

Total Municipal Bonds
(Cost $45,625,836)			48,905,466

Total Bonds – 86.03%
(Cost $2,698,249,036)			2,661,742,282

Issues		Shares	Value
COMMON STOCK — 0.00%
Electric — 0.00%
Homer City Holdings LLC[5,6,7]		112,222	6,172
Total Common Stock
(Cost $5,519,754)

Issues	Maturity Date	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 13.43%
Commercial Paper — 0.60%
Ford Motor Credit Co. LLC
2.88%[10]	01/08/21	8,000,000	7,793,451
3.20%[10]	10/08/20	10,930,000	10,839,594

			18,633,045

Money Market Funds — 3.69%
Dreyfus Government Cash Management
Fund
8.42%[11]		101,222,000	101,222,000
Fidelity Investments Money Market Funds -
Government Portfolio
5.23%[11,12]		819,067	819,067
JPMorgan U.S. Government
Money Market Fund
7.20%[11]		11,989,000	11,989,000

			114,030,067

U.S. Treasury Bills — 9.14%
U.S. Cash Management Bills
0.16%[10]	11/03/20	15,000,000	14,991,406
0.17%[10]	11/10/20	25,000,000	24,984,875
U.S. Cash Management Bills (WI)
0.15%[10]	10/27/20	50,000,000	49,978,695

June 2020 / 25

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
U.S. Treasury Bills
0.16%[10]	11/27/20	$25,750,000	$25,732,948
0.17%[10]	12/03/20	150,000,000	149,906,353
0.22%[10,13]	09/10/20	17,358,000	17,353,721

			282,947,998

Total Short-Term Investments
(Cost $415,671,885)			415,611,110

Total Investments – 99.46%
(Cost $3,119,440,675)			3,077,359,564

Cash and Other Assets, Less
Liabilities – 0.54%			16,569,048

Net Assets – 100.00%			$3,093,928,612

[1]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[3]	Floating rate security. The rate disclosed was in effect at June 30, 2020.

[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]	Non-income producing security.

[6]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[7]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $632,614, which is 0.02% of total net assets.

[8]	Security is currently in default with regard to scheduled interest or principal payments.

[9]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2020.

[10]	Represents annualized yield at date of purchase.

[11]	Represents the current yield as of June 30, 2020.

[12]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $1.

[13]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $17,353,721.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO): Collateralized Loan Obligation

(EMTN): Euro medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PO): Principal only

(STEP): Step coupon bond

(USD): U.S. dollar

(WI): When issued

26 /  June 2020

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond	1,075	09/21/20	$(169,295,703)	$(569,845)	$(569,845)
U.S. Treasury Ultra Bond	1,001	09/21/20	(218,374,406)	432,882	432,882

TOTAL FUTURES CONTRACTS			$(387,670,109)	$(136,963)	$(136,963)

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

June 2020 / 27

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30, 2020 is as follows:

UNCONSTRAINED BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$—	$18,633,045	$—	$18,633,045
Money Market Funds	114,030,067	—	—	114,030,067
U.S. Treasury Bills	282,947,998	—	—	282,947,998
Long-Term Investments:
Asset-Backed Securities	—	306,350,114	—	306,350,114
Bank Loans	—	43,719,757	531,638	44,251,395
Common Stock	—	—	6,172	6,172
Corporates	—	1,063,227,702	—	1,063,227,702
Foreign Government Obligations	—	97,612,602	—	97,612,602
Mortgage-Backed	—	1,101,300,199	94,804	1,101,395,003
Municipal Bonds	—	48,905,466	—	48,905,466

Other Financial Instruments *
Assets:
Interest rate contracts	432,882	—	—	432,882
Liabilities:
Interest rate contracts	(569,845)	—	—	(569,845)

Total	$396,841,102	$2,679,748,885	$632,614	$3,077,222,601

*Other financial instruments include futures. Interest rate contracts include futures.

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

28 /  June 2020

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

For the period ended June 30, 2020, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

UNCONSTRAINED BOND FUND	BANK LOANS	COMMON STOCK	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2020	$536,919	$6,172	$ 96,156
Accrued discounts/premiums	(3,400)	—	9,110
Realized gain	9	—	—
Change in unrealized (depreciation)*	(1,890)	—	(10,462)
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3**	—	—	—
Transfers out of Level 3**	—	—	—

Balance as of June 30, 2020	$531,638	$6,172	$ 94,804

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2020 was $(12,353) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2020.

Significant unobservable valuations inputs for Level 3 investments as of June 30, 2020, are as follows:

UNCONSTRAINED BOND FUND	FAIR VALUE AT 6/30/20	VALUATION TECHNIQUE*	UNOBSERV- ABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$531,638	Third-party Vendor	Vendor Prices	$75.50	$75.50
Common Stock	$6,172	Broker Quote	Offered Quote	0.06	0.06
Mortgage-Backed Securities-Non- Agency	$94,804	Third-party Vendor	Vendor Prices	0.65 - 8.75	7.31

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

June 2020 / 29